UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23429

HOMESTEAD FUNDS TRUST

(Exact name of registrant as specified in charter)

4301 Wilson Boulevard

Arlington, VA 22203

(Address of principal executive offices - Zip code)

Danielle Sieverling

Homestead Funds Trust

4301 Wilson Boulevard

Arlington, VA 22203

(Name and address of agent for service)

Copies To:

Amy Ward Pershkow, Esq.

Vedder Price, P.C.

1401 New York Avenue, NW

Washington, D.C. 20005

(Name and addresses of agent for service)

Registrant’s telephone number, including area code: 800-258-3030

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Intermediate Bond Fund

HOIBX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Intermediate Bond Fund ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Bond Fund	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table reflects important key statistics as of June 30, 2026.

  Fund Net Assets$150,210,112
  Total Number of Portfolio Holdings294
  Portfolio Turnover157%
  Weighted Average Maturity (Years)8.52

Graphical Representation of Holdings

The table below reflects the investment diversification of the Fund shown as a percentage of total net assets of the Fund.

SECURITY DIVERSIFICATION

Table Summary
Corporate Bonds	35.1%
U.S. Government and Agency Obligations	28.0%
Mortgage-Backed Securities	27.8%
Asset-Backed Securities	6.9%
Municipal Bonds	0.8%
Money Market FundFootnote Reference*	1.1%
Other Assets less Liabilities	0.3%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Availability of Additional Information

You can find additional information about the Fund such as its prospectus, financial information, holdings, statement of additional information and proxy voting information at https://www.homesteadadvisers.com/fund-literature/. You can also request this information free of charge by contacting us at 800.258.3030.

437771108

| 1

(b)  Not Applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7(a) of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)  The Registrant’s Financial Statements are attached herewith.

(b)  The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Financial Statements and
Other Information
June 30, 2026
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Notes to Financial Statements	51
Changes In and Disagreements with Accountants	62
Proxy Disclosures	63
Renumeration Paid to Directors, Officers, and Others	64
Basis for the Board's Approval of Investment Advisory Contract	65
Appendix — S&P 500 Index Master Portfolio	66

Past performance does not guarantee future results.
Investors are advised to consider fund objectives, risks, charges and expenses before investing. The prospectus contains this and other information and should be read carefully before you invest. To obtain a prospectus, call 800.258.3030 or download a PDF at homesteadadvisers.com.

Portfolio of Investments
Daily Income Fund | June 30, 2026 | (Unaudited)

U.S. Government & Agency Obligations | 55.7%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Banks Funding Corp. (a)	3.76%	08/26/26	$500,000	$500,000
Federal Farm Credit Banks Funding Corp. (a)	3.76	09/09/26	250,000	250,000
Federal Farm Credit Banks Funding Corp. (a)	3.76	10/15/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.76	12/02/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.69	12/07/26	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.76	12/09/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.76	12/30/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.75	01/27/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.75	02/03/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.74	02/10/27	1,500,000	1,500,000
Federal Farm Credit Banks Funding Corp. (a)	3.70	03/11/27	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.69	03/24/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.73	05/13/27	1,500,000	1,500,000
Federal Farm Credit Banks Funding Corp. (a)	3.73	05/14/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.75	09/02/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.75	09/22/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.71	09/28/27	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.76	10/01/27	750,000	750,000
Federal Farm Credit Banks Funding Corp. (a)	3.70	10/08/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.75	10/22/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.70	11/23/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.72	12/01/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.70	01/12/28	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.71	04/10/28	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.71	04/17/28	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.71	06/02/28	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	3.68	09/17/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	3.72	05/27/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	3.75	09/10/27	500,000	500,000
Federal Home Loan Bank Discount Notes (b)	0.00	07/08/26	1,600,000	1,598,866
Federal Home Loan Bank Discount Notes (b)	0.00	07/22/26	1,000,000	997,871
Federal Home Loan Banks (a)	3.76	09/24/26	1,000,000	1,000,000
Federal Home Loan Banks (a)	3.73	07/16/27	1,000,000	1,000,000
Federal Home Loan Banks (a)	3.74	07/29/27	1,000,000	1,000,000
Federal Home Loan Mortgage Corp. (a)	3.76	09/04/26	500,000	500,000
Federal Home Loan Mortgage Corp. (a)	3.76	10/29/26	500,000	500,000
Federal Home Loan Mortgage Corp. (a)	3.75	04/23/27	1,000,000	1,000,000
Federal Home Loan Mortgage Corp. (a)	3.76	10/14/27	1,000,000	1,000,000
Federal National Mortgage Association (a)	3.76	08/21/26	1,500,000	1,500,000
Federal National Mortgage Association (a)	3.76	09/11/26	500,000	500,000
Federal National Mortgage Association (a)	3.76	10/23/26	1,500,000	1,500,000
Federal National Mortgage Association (a)	3.76	12/11/26	500,000	500,000
Federal National Mortgage Association (a)	3.88	11/05/27	1,000,000	1,001,830
Federal National Mortgage Association (a)	3.70	12/22/27	1,000,000	1,000,000
Federal National Mortgage Association (a)	3.70	01/07/28	1,500,000	1,500,000
Federal National Mortgage Association (a)	3.71	02/02/28	1,000,000	1,000,000
Federal National Mortgage Association (a)	3.71	04/06/28	1,000,000	1,000,000
Federal National Mortgage Association (a)	3.71	06/08/28	1,000,000	1,000,000
U.S. Treasury Bills	3.70	07/02/26	2,000,000	1,999,799
U.S. Treasury Bills	3.67	07/07/26	2,000,000	1,998,802
U.S. Treasury Bills	3.33	07/09/26	4,000,000	3,996,576
U.S. Treasury Bills	3.68	07/14/26	3,000,000	2,996,089
U.S. Treasury Bills	3.70	07/21/26	4,000,000	3,991,978
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    2

Portfolio of Investments | Daily Income Fund | June 30, 2026 | (Unaudited) | (Continued)
U.S. Government & Agency Obligations | 55.7% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. Treasury Bills	3.73%	07/28/26	$2,000,000	$1,994,547
U.S. Treasury Bills	3.70	08/04/26	2,000,000	1,993,186
U.S. Treasury Bills	2.20	08/06/26	5,250,000	5,230,762
U.S. Treasury Bills	3.69	08/13/26	3,000,000	2,987,064
U.S. Treasury Bills	3.71	08/18/26	2,000,000	1,990,352
U.S. Treasury Bills	3.70	08/25/26	2,000,000	1,988,969
U.S. Treasury Bills	3.72	09/10/26	5,000,000	4,964,106
U.S. Treasury Bills	3.78	09/24/26	3,000,000	2,973,827
U.S. Treasury Bills	3.83	10/01/26	4,000,000	3,962,184
U.S. Treasury Bills	3.76	10/13/26	6,000,000	5,936,459
U.S. Treasury Bills	3.77	10/20/26	2,000,000	1,977,368
U.S. Treasury Bills	3.87	10/27/26	2,000,000	1,975,286
U.S. Treasury Bills	3.81	12/10/26	1,000,000	983,410
U.S. Treasury Bills	3.80	12/17/26	1,000,000	982,724
U.S. Treasury Bills	3.61	02/18/27	2,500,000	2,444,623
U.S. Treasury Bills	3.73	03/18/27	4,500,000	4,383,292
U.S. Treasury Bills	3.83	05/13/27	2,000,000	1,935,834
U.S. Treasury Floating Rate Notes (a)	3.94	04/30/27	1,000,000	1,000,116
U.S. Treasury Floating Rate Notes (a)	3.88	04/30/28	2,000,000	2,000,407
U.S. Treasury Notes	4.50	07/15/26	500,000	500,111
U.S. Treasury Notes	4.38	07/31/26	1,000,000	1,000,417
U.S. Treasury Notes	4.63	11/15/26	1,000,000	1,003,598
U.S. Treasury Notes	4.00	01/15/27	2,000,000	2,004,820
U.S. Treasury Notes	0.50	06/30/27	1,000,000	966,540
U.S. Treasury Notes	3.75	06/30/27	2,000,000	1,995,538
Total U.S. Government & Agency Obligations (Cost $121,757,351)				121,757,351

Money Market Fund | 1.7%
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class (c)	3.58	3,729,151	3,729,151
Total Money Market Fund (Cost $3,729,151)			3,729,151

Repurchase Agreements | 44.4%
			Face Amount
Banco Santander SA, dated 06/24/2026, repurchase value $20,014,231, (collateralized by agency mortgage-backed securities, U.S. treasury obligation at $20,414,518, 2.00%-7.00%, 05/15/2034-08/15/2068)	3.66	07/01/26	20,000,000	20,000,000
BNP Paribas Fortis SA, dated 06/30/2026, repurchase value $10,007,021, (collateralized by agency collateralized mortgage obligation, agency mortgage-backed securities at $10,201,023, 1.52%-7.50%, 03/25/2030-06/25/2060)	3.61	07/07/26	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank SA, dated 06/30/2026, repurchase value $20,002,028, (collateralized by agency collateralized mortgage obligation, agency mortgage-backed securities at $20,402,068, 1.99%-7.50%, 01/25/2032-09/20/2065)	3.65	07/01/26	20,000,000	20,000,000
ING Financial Market LLC, dated 06/25/2026, repurchase value $15,010,647, (collateralized by U.S. treasury obligation at $15,300,005, 0.00%-4.50%, 10/08/2026-01/31/2030)	3.65	07/02/26	15,000,000	15,000,000
The accompanying notes are an integral part of these financial statements.
3    Portfolio of Investments

Portfolio of Investments | Daily Income Fund | June 30, 2026 | (Unaudited) | (Continued)
Repurchase Agreements | 44.4% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
RBC Dominion Securities, Inc., dated 08/28/2025, repurchase value $2,070,950, (collateralized by U.S. treasury obligation at $2,107,356, 0.13%-4.88%, 08/31/2026-11/15/2055)	3.87%	07/24/26	$2,000,000	$2,000,000
RBC Dominion Securities, Inc., dated 06/30/2026, repurchase value $10,007,021, (collateralized by agency collateralized mortgage obligation, agency mortgage-backed securities, U.S. treasury obligation at $10,201,023, 0.13%-7.00%, 11/30/2027-02/20/2065)	3.61	07/07/26	10,000,000	10,000,000
Toronto-Dominion Bank, dated 06/24/2026, repurchase value $20,014,196, (collateralized by agency mortgage-backed securities at $20,414,479, 4.73%, 06/25/2056)	3.65	07/01/26	20,000,000	20,000,000
Total Repurchase Agreements (Cost $97,000,000)				97,000,000
Total Investments in Securities (Cost $222,486,502) | 101.8%				$222,486,502
Other Assets less Liabilities (1.8)%				(3,988,167)
Net Assets 100.0%				$218,498,335

(a)	Variable rate security - Interest rate resets periodically. Rate indicated is the rate in effect at June 30, 2026. The security description includes the reference rate and spread if available.
(b)	Zero coupon rate, purchased at a discount.
(c)	7-day yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    4

Portfolio of Investments
Short-Term Government Securities Fund | June 30, 2026 | (Unaudited)

U.S. Government & Agency Obligations | 71.4%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	2.33%	01/14/27	$33,750	$33,331
Export-Import Bank of the U.S.	2.37	03/19/27	87,081	86,155
Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	150,000	140,462
U.S. Department of Housing & Urban Development, Series 0620	5.77	08/01/26	46,000	46,068
U.S. International Development Finance Corp., Series 1	1.11	05/15/29	428,571	404,993
U.S. International Development Finance Corp., Series 1	2.36	10/15/29	870,820	837,458
U.S. International Development Finance Corp., Series 3	1.05	10/15/29	870,820	819,107
U.S. International Development Finance Corp., Series 3	1.24	08/15/31	851,350	776,860
U.S. Treasury Notes	3.88	03/31/27	2,045,000	2,042,863
U.S. Treasury Notes	4.13	06/30/28	6,900,000	6,896,496
U.S. Treasury Notes	4.13	06/15/29	23,638,000	23,615,840
U.S. Treasury Notes	4.13	06/30/31	8,815,000	8,784,010
Total U.S. Government & Agency Obligations (Cost $44,735,123)				44,483,643

Mortgage-Backed Securities | 18.8%

Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1, (30 day USD SOFR Average + 0.95%) (a)(b)	4.56	02/25/45	45,250	45,285
Government National Mortgage Association, Pool 786428	4.00	06/20/52	810,209	762,843
Government National Mortgage Association, Pool 786576	4.50	09/20/52	164,157	159,222
Government National Mortgage Association, Pool 786948	7.00	09/20/53	60,213	62,451
Government National Mortgage Association, Pool 787194	7.50	12/20/53	21,379	21,908
Government National Mortgage Association, Pool 787238	7.50	02/20/54	29,410	30,567
Government National Mortgage Association, Pool 787291	7.50	03/20/54	177,470	184,450
Government National Mortgage Association, Pool 787343	7.50	04/20/54	95,236	98,982
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	247,727	231,707
Government National Mortgage Association, Pool CV1215	7.00	07/20/53	16,599	17,206
Government National Mortgage Association, Pool CW8495	7.50	11/20/53	16,471	17,181
Government National Mortgage Association, Pool CZ5438	7.00	01/20/54	61,371	63,651
Government National Mortgage Association, Pool MA8017	2.50	05/20/37	408,229	378,642
Government National Mortgage Association, Pool MA8880	6.00	05/20/53	46,810	48,148
Government National Mortgage Association, Pool MA8917	5.00	06/20/38	281,331	280,954
Government National Mortgage Association, Series 2014-125, Class B (b)	2.90	11/16/54	634,207	586,188
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	386,927	301,137
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	812,230	804,511
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	222,299	222,409
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	232,213	231,260
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	238,011	236,602
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	205,783	205,332
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	149,944	149,498
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50	06/20/42	97,212	97,355
Government National Mortgage Association REMICS, Series 2024-1, Class TA	5.50	08/20/48	142,309	142,383
The accompanying notes are an integral part of these financial statements.
5    Portfolio of Investments

Portfolio of Investments | Short-Term Government Securities Fund | June 30, 2026 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 18.8% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50%	06/20/54	$639,323	$623,604
Government National Mortgage Association REMICS, Series 2024-11, Class AB	5.00	09/20/50	129,315	128,621
Government National Mortgage Association REMICS, Series 2024-110, Class QA	4.50	07/20/50	623,545	615,941
Government National Mortgage Association REMICS, Series 2024-114, Class BA	5.00	08/20/51	357,400	356,493
Government National Mortgage Association REMICS, Series 2024-43, Class CE	5.50	08/20/48	179,166	178,909
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	36,657	36,548
Government National Mortgage Association REMICS, Series 2024-59, Class E	5.50	01/20/51	350,786	351,715
Government National Mortgage Association REMICS, Series 2024-79, Class GA	4.00	01/20/49	705,581	690,532
Government National Mortgage Association REMICS, Series 2025-139, Class EJ	4.75	08/20/55	529,418	520,090
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	570,163	553,736
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	540,298	537,336
Government National Mortgage Association REMICS, Series 2025-29, Class CG	5.00	03/20/54	447,518	444,764
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00	11/20/53	569,671	566,055
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25	05/20/55	672,574	668,422
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM6, Class A1 (a)(b)	5.46	05/26/71	62,000	62,037
Total Mortgage-Backed Securities (Cost $11,790,995)				11,714,675

Corporate Bonds | 4.6%

Communications | 0.3%
Walt Disney Co., (1 day USD SOFR Index + 0.47%) (b)	4.11	03/14/29	200,000	199,995
Consumer, Cyclical | 0.2%
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	141,167	128,621
Financials | 2.7%
Athene Global Funding (a)	5.58	01/09/29	200,000	202,877
CES MU2 LLC (c)	1.99	05/13/27	341,714	337,228
HNA 2015 LLC (c)	2.29	06/30/27	50,294	49,435
HNA 2015 LLC (c)	2.37	09/18/27	35,168	34,631
Manufacturers & Traders Trust Co., (1 day USD SOFR + 0.94%) (b)	4.55	04/18/30	200,000	198,655
Morgan Stanley, (1 day USD SOFR + 1.59%) (b)	5.16	04/20/29	250,000	251,970
Protective Life Global Funding, (1 day USD SOFR + 0.85%) (a)(b)	4.49	09/11/28	250,000	250,745
Salmon River Export LLC (c)	2.19	09/15/26	30,548	30,389
Wells Fargo & Co., (1 day USD SOFR + 0.74%) (b)	4.37	01/23/30	200,000	199,818
Wells Fargo & Co., (1 day USD SOFR + 1.11%) (b)	5.24	01/24/31	130,000	131,776
Total Financials				1,687,524
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    6

Portfolio of Investments | Short-Term Government Securities Fund | June 30, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 4.6% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 1.4%
American Water Capital Corp.	2.80%	05/01/30	$200,000	$187,105
Constellation Energy Generation LLC, (1 day USD SOFR + 0.60%) (b)	4.23	01/08/28	100,000	100,081
FirstEnergy Pennsylvania Electric Co. (a)	5.20	04/01/28	150,000	151,472
PacifiCorp	5.10	02/15/29	200,000	201,790
Southern California Edison Co., Series B	3.65	03/01/28	200,000	196,742
Total Utilities				837,190
Total Corporate Bonds (Cost $2,854,094)				2,853,330

Asset-Backed Securities | 3.8%

Affirm Master Trust, Series 2025-1A, Class A (a)	4.99	02/15/33	200,000	200,760
Avant Loans Funding Trust, Series 2025-REV1, Class A (a)	5.12	05/15/34	150,000	150,126
CarMax Auto Owner Trust, Series 2026-2, Class A3	4.22	06/16/31	100,000	99,408
Carvana Auto Receivables Trust, Series 2026-P1, Class A3	4.26	02/10/31	250,000	248,242
Chase Auto Owner Trust, Series 2024-2A, Class A3 (a)	5.52	06/25/29	89,897	90,569
Chase Auto Owner Trust, Series 2026-1A, Class A3 (a)	4.53	06/25/31	100,000	100,112
Consumer Portfolio Services Auto Trust, Series 2025-A, Class B (a)	5.02	07/16/29	120,000	120,273
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (a)	5.24	03/15/30	54,436	54,644
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2 (a)	4.71	04/15/30	82,173	82,333
GMF Floorplan Owner Revolving Trust, Series 2026-1A, Class A1 (a)	4.57	05/15/31	150,000	150,023
Gracie Point International Funding LLC, Series 2025-1A, Class B, (30 day USD SOFR Average + 2.00%) (a)(b)	5.65	08/15/28	150,000	149,924
Progress Residential Trust, Series 2025-SFR1, Class B (a)	3.65	02/17/42	100,000	94,356
SoFi Consumer Loan Program Trust, Series 2025-1, Class B (a)	5.12	02/27/34	200,000	200,973
Subway Funding LLC, Series 2024-1A, Class A2I (a)	6.03	07/30/54	147,750	148,351
Tricon Residential Trust, Series 2024-SFR4, Class A (a)	4.30	11/17/41	97,956	95,656
Verizon Master Trust, Series 2025-1, Class B	4.94	01/21/31	122,000	122,556
Verizon Master Trust, Series 2026-2, Class A1A	4.51	06/21/32	100,000	100,045
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	150,000	150,491
Total Asset-Backed Securities (Cost $2,352,660)				2,358,842
The accompanying notes are an integral part of these financial statements.
7    Portfolio of Investments

Portfolio of Investments | Short-Term Government Securities Fund | June 30, 2026 | (Unaudited) | (Continued)

Money Market Fund | 2.0%
	Interest Rate / Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class (d)	3.58%	1,249,686	$1,249,686
Total Money Market Fund (Cost $1,249,686)			1,249,686
Total Investments in Securities (Cost $62,982,558) | 100.6%			$62,660,176
Other Assets less Liabilities (0.6)%			(361,615)
Net Assets 100.0%			$62,298,561

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,350,516 and represents 3.8% of total net assets.

(b)	Variable rate security - Interest rate resets periodically. Rate indicated is the rate in effect at June 30, 2026. The security description includes the reference rate and spread if available.
(c)	Guaranteed by Export-Import Bank of the United States.
(d)	7-day yield at June 30, 2026.

REMICS	- Real Estate Mortgage Investment Conduits
SOFR	- Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    8

Portfolio of Investments
Short-Term Bond Fund | June 30, 2026 | (Unaudited)

Corporate Bonds | 44.3%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Basic Materials | 0.3%
Glencore Funding LLC (a)	4.91%	04/01/28	$1,325,000	$1,330,269
Communications | 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	2,165,000	2,156,756
NTT Finance Corp. (a)	4.74	03/31/28	780,000	780,343
NTT Finance Corp. (a)	5.01	11/01/31	1,300,000	1,298,263
Space Exploration Technologies Corp. (a)	5.35	07/15/31	1,740,000	1,735,467
T-Mobile USA, Inc.	2.55	02/15/31	1,290,000	1,170,490
Total Communications				7,141,319
Consumer, Cyclical | 6.2%
Daimler Truck Finance North America LLC (a)	5.13	09/25/27	1,110,000	1,117,695
Daimler Truck Finance North America LLC (a)	4.95	01/13/28	3,100,000	3,115,348
Daimler Truck Finance North America LLC (a)	5.13	09/25/29	890,000	898,091
Delta Air Lines, Inc./SkyMiles IP Ltd. (a)	4.75	10/20/28	2,500,000	2,497,845
Ford Motor Credit Co. LLC	2.90	02/10/29	883,000	830,836
General Motors Financial Co., Inc.	5.10	09/15/31	435,000	435,826
Hyundai Capital America (a)	5.00	01/07/28	2,210,000	2,218,337
Hyundai Capital America (a)	5.60	03/30/28	1,035,000	1,049,144
Hyundai Capital America (a)	4.25	01/08/29	850,000	838,680
Hyundai Capital America, (1 day USD SOFR + 0.89%) (a)(b)	4.52	01/08/29	680,000	679,834
Hyundai Capital America (a)	5.35	03/19/29	465,000	471,426
Hyundai Capital America (a)	5.80	04/01/30	1,360,000	1,401,545
Hyundai Capital Services, Inc. (a)	5.25	01/22/28	2,770,000	2,790,997
LG Energy Solution Ltd. (a)	5.25	04/02/28	1,325,000	1,332,697
Mitsubishi Corp. (a)	4.63	06/23/31	435,000	434,588
Sony Group Corp.	4.66	06/30/31	1,045,000	1,045,408
Toyota Motor Credit Corp.	4.55	08/09/29	440,000	439,830
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	2,773,934	2,527,401
Volkswagen Group of America Finance LLC (a)	4.85	08/15/27	440,000	440,910
Volkswagen Group of America Finance LLC (a)	5.25	03/22/29	1,395,000	1,406,463
Total Consumer, Cyclical				25,972,901
Consumer, Non-cyclical | 2.2%
AbbVie, Inc.	4.80	03/15/29	455,000	458,528
Bayer U.S. Finance LLC (a)	6.25	01/21/29	1,144,000	1,181,281
Bimbo Bakeries USA, Inc. (a)	6.05	01/15/29	695,000	713,330
ERAC USA Finance LLC (a)	4.60	05/01/28	925,000	925,962
Gilead Sciences, Inc.	4.40	05/20/29	1,080,000	1,077,669
Gilead Sciences, Inc.	4.60	05/20/31	865,000	862,233
HCA, Inc.	5.00	03/01/28	445,000	447,471
Philip Morris International, Inc.	5.13	11/17/27	805,000	812,415
Philip Morris International, Inc.	4.88	02/15/28	1,060,000	1,066,321
Philip Morris International, Inc.	1.75	11/01/30	1,820,000	1,613,526
Total Consumer, Non-cyclical				9,158,736
Energy | 2.6%
Cheniere Energy Partners LP	4.00	03/01/31	1,045,000	1,005,346
Energy Transfer LP	4.55	01/15/31	1,575,000	1,554,705
Enterprise Products Operating LLC	4.30	06/20/28	1,335,000	1,330,190
The accompanying notes are an integral part of these financial statements.
9    Portfolio of Investments

Portfolio of Investments | Short-Term Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 44.3% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 2.6% (Continued)
Plains All American Pipeline LP/PAA Finance Corp.	4.70%	01/15/31	$1,325,000	$1,313,546
Saudi Arabian Oil Co. (a)	4.00	02/02/29	855,000	840,134
Saudi Arabian Oil Co. (a)	4.75	06/02/30	2,235,000	2,224,910
Schlumberger Investment SA	4.55	05/07/31	435,000	432,533
Targa Resources Corp.	4.90	09/15/30	440,000	440,967
Valero Energy Corp.	5.15	02/15/30	1,095,000	1,110,704
Var Energi ASA (a)	7.50	01/15/28	595,000	617,281
Total Energy				10,870,316
Financials | 22.0%
Aircastle Ltd./Aircastle Ireland DAC (a)	5.00	05/15/31	1,300,000	1,288,104
American Express Co., (1 day USD SOFR + 0.87%) (b)	4.46	02/10/32	425,000	418,731
Athene Global Funding (a)	5.58	01/09/29	2,765,000	2,804,772
Athene Global Funding (a)	5.38	01/07/30	820,000	822,438
Avolon Holdings Funding Ltd. (a)	4.20	04/15/29	1,045,000	1,026,275
Banco Bilbao Vizcaya Argentaria SA	4.15	03/03/29	2,800,000	2,759,037
Bank of America Corp., (1 day USD SOFR + 0.87%) (b)	4.48	04/23/30	2,135,000	2,121,535
Bank of America Corp., (5 yr. CMT + 2.35%) (b)	6.25	07/26/30	1,315,000	1,330,798
Bank of America Corp., (1 day USD SOFR + 0.87%) (b)	4.46	02/06/32	1,275,000	1,252,520
Bank of America Corp., (1 day USD SOFR + 1.04%) (b)	4.70	04/23/32	1,038,000	1,029,273
Bank of America Corp., (1 day USD SOFR + 2.16%) (b)	5.02	07/22/33	1,715,000	1,717,544
Bank of New Zealand, (5 yr. CMT + 1.30%) (a)(b)	5.70	01/28/35	2,245,000	2,282,051
Banque Federative du Credit Mutuel SA (a)	4.54	01/15/31	2,160,000	2,124,329
Barclays PLC, (1 day USD SOFR + 0.93%) (b)	4.22	05/24/30	2,205,000	2,167,624
Barclays PLC, (1 day USD SOFR + 1.14%) (b)	4.52	02/24/32	1,710,000	1,670,304
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (a)	5.40	06/03/31	1,310,000	1,325,720
BPCE SA, (1 day USD SOFR + 1.27%) (a)(b)	4.76	01/13/32	1,280,000	1,261,650
Capital One Financial Corp., (1 day USD SOFR + 1.25%) (b)	4.49	09/11/31	1,765,000	1,731,807
Capital One NA, (5 yr. USD SOFR ICE Swap + 1.73%) (b)	5.97	08/09/28	1,080,000	1,100,996
Citigroup, Inc., (1 day USD SOFR + 1.36%) (b)	5.17	02/13/30	4,505,000	4,553,062
Corebridge Global Funding (a)	4.80	05/29/29	1,310,000	1,307,768
Corebridge Global Funding (a)	4.85	06/06/30	440,000	439,560
Corebridge Global Funding (a)	4.55	01/09/31	625,000	614,769
Danske Bank AS, (1 yr. CMT + 0.75%) (a)(b)	4.66	03/27/29	430,000	429,932
Danske Bank AS, (1 yr. CMT + 0.93%) (a)(b)	5.02	03/04/31	1,320,000	1,325,223
Danske Bank AS, (1 yr. CMT + 0.98%) (a)(b)	5.00	03/27/32	215,000	214,934
Fifth Third Bancorp, (1 day USD SOFR + 2.34%) (b)	6.34	07/27/29	1,000,000	1,033,391
Fifth Third Bancorp, (1 day USD SOFR + 0.95%) (b)	4.57	04/29/32	1,300,000	1,276,300
Goldman Sachs Group, Inc., (3 mo. USD Term SOFR + 1.56%) (b)	4.22	05/01/29	3,750,000	3,717,432
Goldman Sachs Group, Inc., (1 day USD SOFR + 0.96%) (b)	4.52	01/21/32	3,020,000	2,963,008
HSBC Holdings PLC, (1 day USD SOFR + 1.57%) (b)	5.24	05/13/31	1,080,000	1,091,823
ING Groep NV, (1 day USD SOFR + 1.44%) (b)	5.34	03/19/30	1,065,000	1,081,590
Jefferies Financial Group, Inc.	5.13	04/28/31	865,000	853,864
Jefferies Financial Group, Inc.	2.63	10/15/31	1,715,000	1,493,849
JPMorgan Chase & Co., (1 day USD SOFR + 0.82%) (b)	4.41	04/23/30	865,000	857,643
JPMorgan Chase & Co., (3 mo. USD Term SOFR + 1.51%) (b)	2.74	10/15/30	650,000	610,499
JPMorgan Chase & Co., (1 day USD SOFR + 2.08%) (b)	4.91	07/25/33	2,735,000	2,731,738
JPMorgan Chase & Co., Series PP, (5 yr. CMT + 2.08%) (b)	6.10	07/01/31	1,300,000	1,316,458
Lincoln Financial Global Funding (a)	4.20	01/12/29	850,000	838,141
M&T Bank Corp., (5 yr. CMT + 1.38%) (b)	5.30	04/18/36	1,595,000	1,580,279
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    10

Portfolio of Investments | Short-Term Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 44.3% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 22.0% (Continued)
Manufacturers & Traders Trust Co., (1 day USD SOFR + 0.94%) (b)	4.55%	04/18/30	$1,220,000	$1,211,795
Mitsubishi HC Finance America LLC (a)	4.56	01/14/31	630,000	620,172
Mitsubishi UFJ Financial Group, Inc., (1 yr. CMT + 0.80%) (b)	4.51	01/14/32	425,000	417,775
Morgan Stanley, (1 day USD SOFR + 1.59%) (b)	5.16	04/20/29	2,340,000	2,358,444
Morgan Stanley, (1 day USD SOFR + 0.80%) (b)	4.24	01/09/30	860,000	848,768
Morgan Stanley, (1 day USD SOFR Index + 0.96%) (b)	4.56	04/10/30	1,300,000	1,291,755
Morgan Stanley, (1 day USD SOFR + 0.95%) (b)	4.49	01/16/32	1,515,000	1,485,552
Morgan Stanley, (1 day USD SOFR + 2.08%) (b)	4.89	07/20/33	1,285,000	1,275,242
PNC Financial Services Group, Inc., (1 day USD SOFR + 1.07%) (b)	5.22	01/29/31	885,000	899,342
Principal Life Global Funding II (a)	4.25	08/18/28	880,000	872,334
Regions Financial Corp., (1 day USD SOFR + 1.49%) (b)	5.72	06/06/30	1,090,000	1,118,687
RGA Global Funding (a)	6.00	11/21/28	1,136,000	1,165,896
Royal Bank of Canada, (1 day USD SOFR + 0.84%) (b)	4.40	04/17/30	2,155,000	2,137,127
Santander Holdings USA, Inc., (1 day USD SOFR + 1.61%) (b)	5.47	03/20/29	875,000	883,464
Santander U.K. Group Holdings PLC, (1 day USD SOFR + 2.60%) (b)	6.53	01/10/29	1,005,000	1,031,545
Societe Generale SA, (1 day USD SOFR + 1.42%) (a)(b)	5.25	05/22/29	445,000	448,202
Societe Generale SA, (1 yr. CMT + 1.75%) (a)(b)	5.63	01/19/30	455,000	462,794
Standard Chartered PLC, (1 yr. CMT + 0.77%) (a)(b)	4.30	01/13/30	1,635,000	1,614,189
Sumitomo Mitsui Financial Group, Inc., (1 day USD SOFR + 1.02%) (b)	4.49	01/15/32	425,000	417,167
Toronto-Dominion Bank, (5 yr. CMT + 1.50%) (b)	5.15	09/10/34	2,220,000	2,226,378
Truist Financial Corp., (1 day USD SOFR + 1.62%) (b)	5.44	01/24/30	2,440,000	2,480,708
VICI Properties LP	5.13	05/15/32	1,255,000	1,244,681
Wells Fargo & Co., (1 day USD SOFR + 1.11%) (b)	5.24	01/24/31	4,075,000	4,130,664
Wells Fargo & Co., (3 mo. USD Term SOFR + 1.26%) (b)	2.57	02/11/31	1,421,000	1,315,582
Total Financials				92,525,034
Industrials | 1.2%
Avnet, Inc.	6.25	03/15/28	610,000	623,208
BNSF Railway Co. Pass-Through Trust, Series 2015-1 (a)	3.44	06/16/28	635,062	624,451
CNH Industrial Capital LLC	4.95	06/25/31	1,045,000	1,043,461
Federal Express Corp. Pass-Through Trusts, Series 2020-1	1.88	08/20/35	1,792,282	1,547,514
Fedex Freight Holding Co., Inc. (a)	4.30	03/15/29	855,000	843,440
Regal Rexnord Corp.	6.05	04/15/28	460,000	469,687
Total Industrial				5,151,761
Technology | 0.9%
Oracle Corp.	4.80	08/03/28	440,000	439,089
Oracle Corp.	4.55	02/04/29	430,000	423,899
Oracle Corp., (1 day USD SOFR Index + 1.11%) (b)	4.74	02/04/29	1,190,000	1,188,929
Oracle Corp.	5.25	02/03/32	1,910,000	1,882,843
Total Technology				3,934,760
Utilities | 7.2%
American Water Capital Corp.	2.80	05/01/30	2,830,000	2,647,537
CenterPoint Energy, Inc., (5 yr. CMT + 2.59%) (b)	6.70	05/15/55	1,080,000	1,111,244
Electricite de France SA (a)	5.70	05/23/28	500,000	509,225
Electricite de France SA (a)	5.65	04/22/29	2,230,000	2,292,013
ENEL Finance International NV (a)	5.13	06/26/29	445,000	450,333
Evergy, Inc., (5 yr. CMT + 2.56%) (b)	6.65	06/01/55	1,080,000	1,104,169
FirstEnergy Pennsylvania Electric Co. (a)	4.15	03/15/28	1,290,000	1,282,873
The accompanying notes are an integral part of these financial statements.
11    Portfolio of Investments

Portfolio of Investments | Short-Term Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 44.3% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 7.2% (Continued)
FirstEnergy Pennsylvania Electric Co. (a)	5.20%	04/01/28	$1,330,000	$1,343,046
FirstEnergy Pennsylvania Electric Co. (a)	4.55	03/15/31	1,045,000	1,038,151
National Fuel Gas Co.	4.75	05/15/29	1,790,000	1,785,182
NextEra Energy Capital Holdings, Inc., (5 yr. CMT + 2.05%) (b)	6.38	08/15/55	1,080,000	1,099,925
NextEra Energy Capital Holdings, Inc., Series AA, (5 yr. CMT + 1.84%) (b)	6.00	10/01/56	1,300,000	1,299,355
OGE Energy Corp.	5.45	05/15/29	445,000	453,304
Pacific Gas & Electric Co.	4.55	07/01/30	1,390,000	1,368,686
PacifiCorp	5.10	02/15/29	2,305,000	2,325,634
PacifiCorp	4.65	04/15/29	420,000	418,765
PacifiCorp	5.10	04/15/31	630,000	635,777
PSEG Power LLC (a)	5.20	05/15/30	2,275,000	2,300,678
Sempra, (5 yr. CMT + 2.35%) (b)	6.63	04/01/55	1,080,000	1,092,017
Sierra Pacific Power Co., (5 yr. CMT + 2.55%) (b)	6.20	12/15/55	1,080,000	1,070,538
Snam SpA (a)	5.00	05/28/30	1,775,000	1,783,888
Southern California Edison Co.	5.30	03/01/28	440,000	444,108
Southern California Edison Co., Series B	3.65	03/01/28	2,160,000	2,124,817
Total Utilities				29,981,265
Total Corporate Bonds (Cost $185,998,635)				186,066,361

U.S. Government & Agency Obligations | 30.9%

Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	1,423,000	1,332,519
U.S. International Development Finance Corp., Series 1	2.36	10/15/29	367,921	353,826
U.S. International Development Finance Corp., Series 3	1.05	10/15/29	529,023	497,607
U.S. Treasury Notes	4.13	06/30/28	52,040,000	52,013,574
U.S. Treasury Notes	4.13	06/15/29	69,830,000	69,764,534
U.S. Treasury Notes	4.13	06/30/31	5,845,000	5,824,451
Total U.S. Government & Agency Obligations (Cost $129,981,234)				129,786,511

Mortgage-Backed Securities | 12.5%

BRAVO Residential Funding Trust, Series 2026-NQM5, Class A1A (a)(b)	5.36	06/25/66	693,539	692,234
Chase Home Lending Mortgage Trust, Series 2026-JINV1, Class A4 (a)(b)	5.50	06/25/54	2,016,159	2,009,075
Federal Home Loan Mortgage Corp., Pool 780754, (1 yr. CMT + 2.25%) (b)	6.25	08/01/33	133	136
Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1, (30 day USD SOFR Average + 0.95%) (a)(b)	4.56	02/25/45	391,413	391,717
Federal Home Loan Mortgage Corp. REMICS	5.00	09/25/55	2,610,000	2,591,871
Federal National Mortgage Association, Pool 813842, (6 mo. USD RFUCCT + 1.46%) (b)	5.64	01/01/35	1,156	1,184
Government National Mortgage Association, Pool 786576	4.50	09/20/52	804,368	780,186
Government National Mortgage Association, Pool 787194	7.50	12/20/53	88,510	90,698
Government National Mortgage Association, Pool 787238	7.50	02/20/54	66,909	69,540
Government National Mortgage Association, Pool 787291	7.50	03/20/54	409,600	425,711
Government National Mortgage Association, Pool 787343	7.50	04/20/54	184,124	191,366
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	1,737,188	1,624,843
Government National Mortgage Association, Pool CV1215	7.00	07/20/53	113,466	117,617
Government National Mortgage Association, Pool CW8495	7.50	11/20/53	39,201	40,890
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    12

Portfolio of Investments | Short-Term Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 12.5% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association, Pool CZ5438	7.00%	01/20/54	$122,788	$127,351
Government National Mortgage Association, Pool MA8017	2.50	05/20/37	1,009,687	936,509
Government National Mortgage Association, Pool MA8917	5.00	06/20/38	628,884	628,040
Government National Mortgage Association, Series 2014-125, Class B (b)	2.90	11/16/54	3,065,335	2,833,243
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	1,460,779	1,136,891
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	3,344,148	3,312,364
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	794,719	795,114
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	886,784	883,144
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	588,680	585,197
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	376,583	375,758
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	466,076	464,691
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50	06/20/42	648,078	649,033
Government National Mortgage Association REMICS, Series 2024-1, Class TA	5.50	08/20/48	963,433	963,936
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50	06/20/54	3,085,798	3,009,927
Government National Mortgage Association REMICS, Series 2024-11, Class AB	5.00	09/20/50	568,984	565,933
Government National Mortgage Association REMICS, Series 2024-110, Class QA	4.50	07/20/50	1,550,548	1,531,639
Government National Mortgage Association REMICS, Series 2024-114, Class BA	5.00	08/20/51	943,536	941,141
Government National Mortgage Association REMICS, Series 2024-43, Class CE	5.50	08/20/48	447,915	447,272
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	226,224	225,552
Government National Mortgage Association REMICS, Series 2024-59, Class E	5.50	01/20/51	2,564,515	2,571,309
Government National Mortgage Association REMICS, Series 2024-79, Class GA	4.00	01/20/49	1,238,295	1,211,883
Government National Mortgage Association REMICS, Series 2025-139, Class EJ	4.75	08/20/55	2,417,324	2,374,734
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	4,214,934	4,093,501
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	2,144,984	2,133,224
Government National Mortgage Association REMICS, Series 2025-29, Class CG	5.00	03/20/54	1,776,648	1,765,713
Government National Mortgage Association REMICS, Series 2025-34, Class AP	5.00	06/20/53	1,856,150	1,843,732
Government National Mortgage Association REMICS, Series 2025-50, Class BA	5.00	02/20/55	1,022,294	1,020,413
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00	11/20/53	4,227,804	4,200,967
The accompanying notes are an integral part of these financial statements.
13    Portfolio of Investments

Portfolio of Investments | Short-Term Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 12.5% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25%	05/20/55	$1,435,944	$1,427,081
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM6, Class A1 (a)(b)	5.46	05/26/71	605,000	605,360
Total Mortgage-Backed Securities (Cost $53,031,776)				52,687,720

Asset-Backed Securities | 11.0%

Affirm Master Trust, Series 2025-1A, Class A (a)	4.99	02/15/33	1,185,000	1,189,500
Avant Loans Funding Trust, Series 2024-REV1, Class A (a)	5.92	10/15/33	1,325,000	1,326,708
Avant Loans Funding Trust, Series 2025-REV1, Class A (a)	5.12	05/15/34	1,060,000	1,060,888
BofA Auto Trust, Series 2026-1A, Class A3 (a)	4.18	10/15/30	1,510,000	1,500,005
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3	4.62	07/16/29	560,984	562,468
CarMax Auto Owner Trust, Series 2026-2, Class A3	4.22	06/16/31	1,180,000	1,173,017
Carvana Auto Receivables Trust, Series 2024-P1, Class A3 (a)	5.05	04/10/29	572,983	574,461
Carvana Auto Receivables Trust, Series 2026-P1, Class A3	4.26	02/10/31	1,530,000	1,519,241
Carvana Auto Receivables Trust, Series 2026-P2, Class A3	4.77	04/10/31	1,420,000	1,421,959
Chase Auto Owner Trust, Series 2024-2A, Class A3 (a)	5.52	06/25/29	569,348	573,602
Consumer Portfolio Services Auto Trust, Series 2025-A, Class B (a)	5.02	07/16/29	800,000	801,820
CoreVest American Finance Trust, Series 2021-1, Class A (a)	1.57	04/15/53	205,985	202,394
CoreVest American Finance Trust, Series 2021-2, Class A (a)	1.41	07/15/54	291,501	283,226
Daimler Trucks Retail Trust, Series 2024-1, Class A4	5.56	07/15/31	1,675,000	1,690,881
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3	4.69	04/15/30	1,105,000	1,107,294
FirstKey Homes Trust, Series 2022-SFR2, Class A (a)	4.25	07/17/39	807,281	801,900
Ford Credit Auto Owner Trust, Series 2024-D, Class A3	4.61	08/15/29	500,000	501,506
FRTKL Group, Inc., Series 2021-SFR1, Class A (a)	1.57	09/17/38	970,000	962,484
GLS Auto Receivables Issuer Trust, Series 2025-1A, Class B (a)	4.98	07/16/29	1,105,000	1,108,513
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (a)	5.24	03/15/30	201,412	202,183
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2 (a)	4.71	04/15/30	777,908	779,424
Gracie Point International Funding LLC, Series 2025-1A, Class A, (30 day USD SOFR Average + 1.50%) (a)(b)	5.15	08/15/28	1,070,000	1,071,382
Gracie Point International Funding LLC, Series 2025-1A, Class B, (30 day USD SOFR Average + 2.00%) (a)(b)	5.65	08/15/28	220,000	219,888
GreatAmerica Leasing Receivables Funding LLC, Series 2026-1, Class A2 (a)	4.47	01/16/29	545,000	545,392
Hilton Grand Vacations Trust, Series 2026-2A, Class A (a)	4.83	03/27/45	1,195,000	1,194,277
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3	5.21	08/15/28	1,571,555	1,578,951
John Deere Owner Trust, Series 2023-A, Class A3	5.01	11/15/27	137,161	137,385
John Deere Owner Trust, Series 2023-B, Class A3	5.18	03/15/28	168,817	169,419
M&T Bank RV Trust, Series 2026-1A, Class A (a)	4.35	01/15/46	760,970	749,778
Mercedes-Benz Auto Lease Trust, Series 2026-A, Class A3	3.93	01/15/30	1,070,000	1,061,582
Oportun Issuance Trust, Series 2021-B, Class A (a)	1.47	05/08/31	208,639	205,553
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A3 (a)	5.54	02/10/28	986,703	987,837
PenFed Auto Receivables Owner Trust, Series 2026-A, Class A3 (a)	4.55	04/15/31	2,060,000	2,061,708
Progress Residential Trust, Series 2021-SFR8, Class A (a)	1.51	10/17/38	1,285,692	1,274,202
Progress Residential Trust, Series 2022-SFR3, Class A (a)	3.20	04/17/39	877,643	865,745
Progress Residential Trust, Series 2025-SFR1, Class B (a)	3.65	02/17/42	840,000	792,590
Santander Drive Auto Receivables Trust, Series 2024-1, Class B	5.23	12/15/28	310,425	310,944
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3	5.63	11/15/28	2,092	2,093
SBA Tower Trust (a)	6.60	11/15/52	775,000	782,752
SCE Recovery Funding LLC, Series A-1	0.86	11/15/33	988,176	889,871
SoFi Consumer Loan Program Trust, Series 2025-1, Class B (a)	5.12	02/27/34	1,330,000	1,336,474
Subway Funding LLC, Series 2024-1A, Class A2I (a)	6.03	07/30/54	482,650	484,612
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    14

Portfolio of Investments | Short-Term Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Asset-Backed Securities | 11.0% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
SVC ABS LLC, Series 2023-1A, Class A (a)	5.15%	02/20/53	$452,333	$451,125
Switch ABS Issuer LLC, Series 2025-1A, Class A2 (a)	5.04	03/25/55	1,090,000	1,062,096
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class A (a)	5.31	05/20/52	845,000	846,929
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2 (a)	5.08	06/21/50	1,019,308	1,018,962
Tricon Residential Trust, Series 2024-SFR4, Class A (a)	4.30	11/17/41	695,487	679,155
Verizon Master Trust, Series 2025-1, Class B	4.94	01/21/31	1,800,000	1,808,199
Verizon Master Trust, Series 2026-2, Class A1A	4.51	06/21/32	1,590,000	1,590,720
Volkswagen Auto Lease Trust, Series 2024-A, Class A3	5.21	06/21/27	398,617	399,234
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	940,000	943,079
Westgate Resorts LLC, Series 2024-1A, Class A (a)	6.06	01/20/38	669,365	675,494
Westgate Resorts LLC, Series 2024-1A, Class B (a)	6.56	01/20/38	556,088	560,152
Total Asset-Backed Securities (Cost $46,084,497)				46,101,054

Money Market Fund | 2.1%
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class (c)	3.58	8,786,212	8,786,212
Total Money Market Fund (Cost $8,786,212)			8,786,212
Total Investments in Securities (Cost $423,882,354) | 100.8%			$423,427,858
Other Assets less Liabilities (0.8)%			(3,447,544)
Net Assets 100.0%			$419,980,314

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $101,029,788 and represents 24.1% of total net assets.

(b)	Variable rate security - Interest rate resets periodically. Rate indicated is the rate in effect at June 30, 2026. The security description includes the reference rate and spread if available.
(c)	7-day yield at June 30, 2026.

CMT	- Constant Maturity Treasury
DAC	- Designated Activity Company
ICE	- Intercontinental Exchange
REMICS	- Real Estate Mortgage Investment Conduits
RFUCCT	- Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term
SOFR	- Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.
15    Portfolio of Investments

Portfolio of Investments
Intermediate Bond Fund | June 30, 2026 | (Unaudited)

Corporate Bonds | 35.1%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Basic Materials | 0.1%
Glencore Funding LLC (a)	3.38%	09/23/51	$170,000	$113,752
Communications | 1.4%
Amazon.com, Inc.	5.80	03/13/56	320,000	317,958
Charter Communications Operating LLC/Charter Communications Operating Capital	6.70	12/01/55	275,000	262,059
Space Exploration Technologies Corp. (a)	5.35	07/15/31	430,000	428,880
Space Exploration Technologies Corp. (a)	6.60	07/15/46	400,000	389,037
T-Mobile USA, Inc.	5.00	02/15/36	265,000	259,228
T-Mobile USA, Inc.	3.00	02/15/41	200,000	147,599
T-Mobile USA, Inc.	5.85	02/15/56	355,000	343,186
Total Communications				2,147,947
Consumer, Cyclical | 3.9%
7-Eleven, Inc. (a)	1.30	02/10/28	60,000	56,991
7-Eleven, Inc. (a)	1.80	02/10/31	60,000	52,211
7-Eleven, Inc. (a)	2.80	02/10/51	135,000	79,719
Daimler Truck Finance North America LLC (a)	5.25	01/13/30	280,000	283,517
Daimler Truck Finance North America LLC (a)	5.38	01/13/32	255,000	258,617
Delta Air Lines, Inc./SkyMiles IP Ltd. (a)	4.75	10/20/28	666,667	666,092
Ford Motor Credit Co. LLC	2.90	02/10/29	225,000	211,708
Hyundai Capital America (a)	5.60	03/30/28	290,000	293,963
Hyundai Capital America (a)	4.55	09/26/29	135,000	133,967
Hyundai Capital America (a)	5.80	04/01/30	490,000	504,968
Hyundai Capital America (a)	4.75	09/26/31	135,000	133,261
Hyundai Capital Services, Inc. (a)	5.25	01/22/28	800,000	806,064
LG Energy Solution Ltd. (a)	5.25	04/02/31	280,000	279,301
Lowe's Cos., Inc.	5.85	04/01/63	205,000	201,364
Nissan Motor Acceptance Co. LLC (a)	6.13	09/30/30	425,000	417,784
Sony Group Corp.	4.66	06/30/31	370,000	370,145
Tractor Supply Co.	1.75	11/01/30	100,000	88,086
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	741,127	675,260
Volkswagen Group of America Finance LLC (a)	5.60	03/22/34	325,000	326,726
Total Consumer, Cyclical				5,839,744
Consumer, Non-cyclical | 3.7%
AbbVie, Inc.	4.95	03/15/31	105,000	106,488
AbbVie, Inc.	5.35	03/15/44	65,000	63,500
AbbVie, Inc.	5.40	03/15/54	130,000	124,925
Amgen, Inc.	5.75	03/02/63	215,000	208,485
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	301,549
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	176,559
BAT Capital Corp.	5.83	02/20/31	315,000	328,127
Bayer U.S. Finance LLC (a)	6.25	01/21/29	331,000	341,787
Bayer U.S. Finance LLC (a)	6.88	11/21/53	305,000	334,455
Block Financial LLC	2.50	07/15/28	145,000	138,109
Campbell's Co.	2.38	04/24/30	250,000	226,711
Elevance Health, Inc.	4.38	12/01/47	380,000	312,034
HCA, Inc.	5.90	06/01/53	315,000	307,100
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (a)	6.40	05/10/57	280,000	279,320
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    16

Portfolio of Investments | Intermediate Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 35.1% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Consumer, Non-cyclical | 3.7% (Continued)
Kenvue, Inc.	5.20%	03/22/63	$85,000	$77,269
Pfizer Investment Enterprises Pte. Ltd.	4.65	05/19/30	195,000	195,602
Pfizer Investment Enterprises Pte. Ltd.	5.11	05/19/43	95,000	90,016
Pfizer Investment Enterprises Pte. Ltd.	5.30	05/19/53	255,000	240,229
Philip Morris International, Inc.	4.88	02/15/28	230,000	231,372
Philip Morris International, Inc.	5.13	02/15/30	260,000	263,941
Philip Morris International, Inc.	5.13	02/13/31	380,000	386,980
Philip Morris International, Inc.	5.75	11/17/32	275,000	288,022
Quanta Services, Inc.	2.35	01/15/32	325,000	285,336
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	300,076
Total Consumer, Non-cyclical				5,607,992
Energy | 4.8%
Antero Resources Corp.	5.40	02/01/36	525,000	516,724
Boardwalk Pipelines LP	5.63	08/01/34	130,000	132,631
BP Capital Markets America, Inc.	4.81	02/13/33	110,000	109,512
BP Capital Markets America, Inc.	2.77	11/10/50	210,000	129,150
Cenovus Energy, Inc.	5.25	06/15/37	395,000	383,085
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	37,711
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	144,811
Cheniere Energy Partners LP	4.00	03/01/31	360,000	346,339
Cheniere Energy Partners LP	5.95	06/30/33	105,000	109,629
Cheniere Energy, Inc.	5.65	04/15/34	130,000	133,414
Ecopetrol SA	4.63	11/02/31	325,000	298,156
Ecopetrol SA	5.88	11/02/51	210,000	168,288
Enbridge, Inc.	5.70	03/08/33	320,000	330,417
Energy Transfer LP	4.55	01/15/31	275,000	271,457
Energy Transfer LP	5.35	01/15/36	140,000	139,411
Energy Transfer LP	6.20	04/01/55	660,000	652,610
Energy Transfer LP	6.30	01/15/56	385,000	386,280
Eni SpA (a)	5.25	05/18/36	200,000	196,685
Eni SpA (a)	6.00	05/18/56	200,000	197,409
Enterprise Products Operating LLC	4.60	01/15/31	275,000	274,122
HF Sinclair Corp.	5.50	09/01/32	265,000	266,603
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	203,678
MPLX LP	2.65	08/15/30	245,000	225,520
NOV, Inc.	3.60	12/01/29	112,000	107,711
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	240,251
Targa Resources Corp.	6.50	02/15/53	305,000	319,199
Valero Energy Corp.	5.15	02/15/30	345,000	349,948
Var Energi ASA (a)	7.50	01/15/28	200,000	207,489
Western Midstream Operating LP	5.50	12/15/35	130,000	128,629
Western Midstream Operating LP	5.30	03/01/48	255,000	222,017
Total Energy				7,228,886
Financials | 13.6%
AEGON Funding Co. LLC	5.63	05/07/36	140,000	139,300
Aircastle Ltd./Aircastle Ireland DAC (a)	5.00	05/15/31	420,000	416,157
Allstate Corp.	3.85	08/10/49	400,000	302,555
Athene Holding Ltd.	3.95	05/25/51	300,000	205,821
Avolon Holdings Funding Ltd. (a)	4.20	04/15/29	360,000	353,549
The accompanying notes are an integral part of these financial statements.
17    Portfolio of Investments

Portfolio of Investments | Intermediate Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 35.1% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 13.6% (Continued)
Banco Bilbao Vizcaya Argentaria SA	4.97%	05/08/31	$400,000	$399,359
Bank of America Corp., (5 yr. CMT + 2.35%) (b)	6.25	07/26/30	450,000	455,406
Bank of America Corp., (1 day USD SOFR + 1.00%) (b)	5.16	01/24/31	250,000	253,384
Bank of America Corp., (1 day USD SOFR + 0.87%) (b)	4.46	02/06/32	565,000	555,038
Bank of America Corp., (1 day USD SOFR + 1.04%) (b)	4.70	04/23/32	360,000	356,973
Bank of America Corp., (1 day USD SOFR + 2.16%) (b)	5.02	07/22/33	445,000	445,660
Bank of America Corp., (1 day USD SOFR + 1.57%) (b)	5.49	04/23/37	391,000	389,453
Bank of New Zealand, (5 yr. CMT + 1.30%) (a)(b)	5.70	01/28/35	405,000	411,684
Banque Federative du Credit Mutuel SA (a)	5.11	01/15/36	310,000	303,999
Barclays PLC, (1 day USD SOFR + 1.14%) (b)	4.52	02/24/32	220,000	214,893
Barclays PLC, (1 day USD SOFR + 1.51%) (b)	5.21	02/24/37	805,000	783,959
BPCE SA, (1 day USD SOFR + 1.57%) (a)(b)	5.42	01/13/37	280,000	274,287
Capital One Financial Corp., (1 day USD SOFR + 1.63%) (b)	5.20	09/11/36	265,000	257,963
Capital One NA, (5 yr. USD SOFR ICE Swap + 1.73%) (b)	5.97	08/09/28	345,000	351,707
Citigroup, Inc., (1 day USD SOFR + 1.36%) (b)	5.17	02/13/30	390,000	394,161
Citigroup, Inc., (1 day USD SOFR + 2.11%) (b)	2.57	06/03/31	870,000	799,398
Corebridge Global Funding (a)	4.55	01/09/31	210,000	206,562
Fifth Third Bancorp, (1 day USD SOFR + 2.34%) (b)	6.34	07/27/29	335,000	346,186
Goldman Sachs Group, Inc., (3 mo. USD Term SOFR + 1.56%) (b)	4.22	05/01/29	400,000	396,526
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.25%) (b)	2.38	07/21/32	365,000	322,592
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.47%) (b)	2.91	07/21/42	230,000	166,399
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.63%) (b)	3.44	02/24/43	255,000	195,072
Healthpeak OP LLC	5.25	12/15/32	125,000	126,115
HSBC Holdings PLC, (1 day USD SOFR + 1.57%) (b)	5.24	05/13/31	345,000	348,777
ING Groep NV, (1 day USD SOFR + 1.44%) (b)	5.34	03/19/30	320,000	324,985
Jefferies Financial Group, Inc.	5.50	02/15/36	140,000	135,098
JPMorgan Chase & Co., (3 mo. USD Term SOFR + 1.51%) (b)	2.74	10/15/30	750,000	704,422
JPMorgan Chase & Co., (1 day USD SOFR + 2.08%) (b)	4.91	07/25/33	545,000	544,350
JPMorgan Chase & Co., (1 day USD SOFR + 1.07%) (b)	4.90	01/22/37	265,000	258,053
M&T Bank Corp., (5 yr. CMT + 1.38%) (b)	5.30	04/18/36	545,000	539,970
Mitsubishi HC Finance America LLC (a)	4.56	01/14/31	210,000	206,724
Morgan Stanley, (1 day USD SOFR + 1.59%) (b)	5.16	04/20/29	620,000	624,887
Morgan Stanley, (1 day USD SOFR + 0.95%) (b)	4.49	01/16/32	580,000	568,726
Morgan Stanley, (1 day USD SOFR + 1.03%) (b)	1.79	02/13/32	510,000	443,657
Morgan Stanley, (1 day USD SOFR + 2.08%) (b)	4.89	07/20/33	170,000	168,709
Omega Healthcare Investors, Inc.	5.20	07/01/30	270,000	271,316
Regions Financial Corp., (1 day USD SOFR + 1.49%) (b)	5.72	06/06/30	340,000	348,948
Santander Holdings USA, Inc., (1 day USD SOFR + 1.61%) (b)	5.47	03/20/29	445,000	449,304
Santander U.K. Group Holdings PLC, (1 day USD SOFR + 2.60%) (b)	6.53	01/10/29	275,000	282,264
Standard Chartered PLC, (1 day USD SOFR + 0.92%) (a)(b)	4.55	01/13/30	330,000	330,954
Standard Chartered PLC, (1 yr. CMT + 1.07%) (a)(b)	5.24	01/13/37	280,000	275,064
Sumitomo Mitsui Financial Group, Inc., (1 day USD SOFR + 1.02%) (b)	4.65	01/15/32	280,000	281,055
Toronto-Dominion Bank, (5 yr. CMT + 1.50%) (b)	5.15	09/10/34	355,000	356,020
Truist Financial Corp., (1 day USD SOFR + 1.62%) (b)	5.44	01/24/30	315,000	320,255
VICI Properties LP	4.75	02/15/28	180,000	179,942
VICI Properties LP	5.13	05/15/32	430,000	426,464
Wells Fargo & Co., (1 day USD SOFR + 0.74%) (b)	4.37	01/23/30	350,000	349,682
Wells Fargo & Co., (3 mo. USD Term SOFR + 1.26%) (b)	2.57	02/11/31	290,000	268,486
Wells Fargo & Co., (1 day USD SOFR + 2.06%) (b)	6.49	10/23/34	220,000	237,455
Wells Fargo & Co., (1 day USD SOFR + 1.10%) (b)	4.96	01/23/37	300,000	292,884
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    18

Portfolio of Investments | Intermediate Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 35.1% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 13.6% (Continued)
Wells Fargo & Co., (1 day USD SOFR + 2.53%) (b)	3.07%	04/30/41	$440,000	$336,011
Wells Fargo & Co., (1 day USD SOFR + 1.23%) (b)	5.43	01/23/47	690,000	662,723
Total Financials				20,361,343
Industrials | 0.5%
Avnet, Inc.	6.25	03/15/28	170,000	173,681
BNSF Railway Co. Pass-Through Trust, Series 2015-1 (a)	3.44	06/16/28	288,927	284,100
CNH Industrial Capital LLC	4.95	06/25/31	370,000	369,455
Total Industrial				827,236
Technology | 0.9%
NVIDIA Corp.	4.75	06/15/33	285,000	284,185
NVIDIA Corp.	5.55	06/15/46	70,000	69,480
Oracle Corp., (1 day USD SOFR Index + 1.11%) (b)	4.74	02/04/29	405,000	404,636
Oracle Corp.	4.95	02/04/31	140,000	137,064
Oracle Corp.	5.25	02/03/32	355,000	349,953
VMware LLC	2.20	08/15/31	155,000	136,503
Total Technology				1,381,821
Utilities | 6.2%
Ameren Illinois Co.	5.90	12/01/52	175,000	178,746
American Water Capital Corp.	2.80	05/01/30	920,000	860,683
American Water Capital Corp.	5.45	03/01/54	365,000	349,664
Dominion Energy, Inc., (5 yr. CMT + 1.87%) (b)	6.15	12/15/56	145,000	145,440
Electricite de France SA (a)	6.00	04/22/64	370,000	352,879
Entergy Arkansas LLC	5.15	01/15/33	205,000	207,210
Evergy Kansas Central, Inc.	3.45	04/15/50	875,000	617,324
FirstEnergy Pennsylvania Electric Co. (a)	4.55	03/15/31	360,000	357,640
Indiana Michigan Power Co.	5.63	04/01/53	215,000	211,215
Indianapolis Power & Light Co. (a)	5.65	12/01/32	260,000	269,415
NextEra Energy Capital Holdings, Inc., Series BB, (5 yr. CMT + 1.77%) (b)	6.20	10/01/56	750,000	749,275
Oklahoma Gas & Electric Co.	5.60	04/01/53	107,000	103,852
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	217,732
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	128,007
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	596,160
PacifiCorp	4.65	04/15/29	145,000	144,574
PacifiCorp	5.30	02/15/31	500,000	507,537
PacifiCorp	5.10	04/15/31	220,000	222,017
PacifiCorp, (5 yr. CMT + 3.29%) (b)	7.13	08/15/56	125,000	124,161
PSEG Power LLC (a)	5.75	05/15/35	355,000	362,271
San Diego Gas & Electric Co.	5.20	03/15/36	420,000	418,008
San Diego Gas & Electric Co.	5.95	03/15/56	420,000	426,071
Snam SpA (a)	5.75	05/28/35	690,000	710,168
Southern California Edison Co.	5.30	03/01/28	115,000	116,074
Southern California Edison Co.	2.25	06/01/30	55,000	49,905
Southern California Edison Co.	5.45	06/01/31	400,000	407,553
Southern California Edison Co.	4.50	09/01/40	200,000	171,527
The accompanying notes are an integral part of these financial statements.
19    Portfolio of Investments

Portfolio of Investments | Intermediate Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 35.1% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 6.2% (Continued)
Southern California Edison Co.	4.00%	04/01/47	$164,000	$122,262
Southern California Edison Co.	3.65	02/01/50	214,000	148,054
Total Utilities				9,275,424
Total Corporate Bonds (Cost $54,121,693)				52,784,145

U.S. Government & Agency Obligations | 28.0%

U.S. International Development Finance Corp., Series 3	1.05	10/15/29	65,311	61,433
U.S. Treasury Bonds	2.38	02/15/42	4,717,000	3,440,094
U.S. Treasury Bonds	3.25	05/15/42	490,000	403,446
U.S. Treasury Bonds	3.38	08/15/42	4,195,000	3,500,367
U.S. Treasury Bonds	5.00	05/15/46	3,512,000	3,538,340
U.S. Treasury Bonds	4.75	02/15/56	4,791,000	4,654,007
U.S. Treasury Notes	4.13	06/30/28	5,290,000	5,287,314
U.S. Treasury Notes	4.13	06/15/29	6,195,000	6,189,192
U.S. Treasury Notes	4.13	06/30/31	3,908,000	3,894,261
U.S. Treasury Notes	4.25	06/30/33	8,087,000	8,055,410
U.S. Treasury Notes	4.38	05/15/36	3,031,000	3,014,898
Total U.S. Government & Agency Obligations (Cost $43,347,585)				42,038,762

Mortgage-Backed Securities | 27.8%

Chase Home Lending Mortgage Trust, Series 2026-JINV1, Class A4 (a)(b)	5.50	06/25/54	691,533	689,103
FARM Mortgage Trust, Series 2021-1, Class A (a)(b)	2.18	01/25/51	182,294	149,872
Federal Home Loan Mortgage Corp., Pool QA7479	3.00	03/01/50	175,775	155,832
Federal Home Loan Mortgage Corp., Pool QE2363	3.50	05/01/52	1,085,015	985,068
Federal Home Loan Mortgage Corp., Pool RA8249	5.50	11/01/52	541,738	548,525
Federal Home Loan Mortgage Corp., Pool SD1188	3.50	06/01/52	591,337	536,865
Federal Home Loan Mortgage Corp., Pool SD1495	5.00	08/01/52	636,483	634,628
Federal Home Loan Mortgage Corp., Pool SD2605	5.50	04/01/53	372,038	376,546
Federal Home Loan Mortgage Corp., Pool SD7555	3.00	08/01/52	668,191	593,297
Federal Home Loan Mortgage Corp., Pool SD8068	3.00	06/01/50	157,688	138,232
Federal Home Loan Mortgage Corp., Pool SD8113	2.00	12/01/50	2,056,897	1,660,032
Federal Home Loan Mortgage Corp., Pool SD8193	2.00	02/01/52	5,103,334	4,089,004
Federal Home Loan Mortgage Corp., Pool SD8237	4.00	08/01/52	1,084,464	1,015,580
Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1, (30 day USD SOFR Average + 0.95%) (a)(b)	4.56	02/25/45	124,438	124,534
Federal National Mortgage Association, Pool BN7662	3.50	07/01/49	62,345	57,215
Federal National Mortgage Association, Pool CA4016	3.00	08/01/49	359,334	319,173
Federal National Mortgage Association, Pool FM1000	3.00	04/01/47	682,611	610,982
Federal National Mortgage Association, Pool FM4231	2.50	09/01/50	184,825	156,209
Federal National Mortgage Association, Pool MA3691	3.00	07/01/49	105,027	92,981
Federal National Mortgage Association, Pool MA3834	3.00	11/01/49	223,791	197,643
Federal National Mortgage Association, Pool MA3960	3.00	03/01/50	105,689	93,209
Federal National Mortgage Association, Pool MA3992	3.50	04/01/50	100,125	91,773
Federal National Mortgage Association, Pool MA4048	3.00	06/01/50	472,879	416,516
Federal National Mortgage Association, Pool MA4124	2.50	09/01/35	722,748	676,752
Federal National Mortgage Association, Pool MA4179	2.00	11/01/35	2,424,581	2,213,406
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    20

Portfolio of Investments | Intermediate Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 27.8% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal National Mortgage Association, Pool MA4254	1.50%	02/01/51	$2,201,782	$1,686,311
Federal National Mortgage Association, Pool MA4303	2.00	04/01/36	989,048	901,886
Federal National Mortgage Association, Pool MA4418	2.00	09/01/36	1,656,158	1,509,442
Federal National Mortgage Association, Pool MA4437	2.00	10/01/51	3,302,647	2,653,805
Federal National Mortgage Association, Pool MA4579	3.00	04/01/52	568,537	496,910
Government National Mortgage Association, Pool 786247	4.00	07/20/52	466,617	434,594
Government National Mortgage Association, Pool 786428	4.00	06/20/52	837,346	788,393
Government National Mortgage Association, Pool 786576	4.50	09/20/52	221,612	214,949
Government National Mortgage Association, Pool 787291	7.50	03/20/54	39,043	40,579
Government National Mortgage Association, Pool 787343	7.50	04/20/54	49,523	51,471
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	904,205	845,730
Government National Mortgage Association, Pool CV1215	7.00	07/20/53	35,179	36,466
Government National Mortgage Association, Pool CW8495	7.50	11/20/53	10,541	10,996
Government National Mortgage Association, Pool MA8346	4.00	10/20/52	2,639,546	2,488,639
Government National Mortgage Association, Pool MA8880	6.00	05/20/53	283,200	291,297
Government National Mortgage Association, Pool MB0305	4.00	04/20/55	1,456,797	1,354,975
Government National Mortgage Association, Pool MB0812	4.50	12/20/55	1,478,913	1,421,329
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	374,996	291,851
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	877,209	868,871
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	216,742	216,849
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	250,714	249,685
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	163,434	162,467
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	107,007	106,773
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	128,702	128,320
Government National Mortgage Association REMICS, Series 2023-76, Class BT	5.00	05/20/53	1,059,041	1,041,221
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50	06/20/42	204,286	204,587
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50	06/20/54	988,819	964,507
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	78,026	77,794
Government National Mortgage Association REMICS, Series 2024-92, Class NE	5.00	05/20/54	525,292	521,810
Government National Mortgage Association REMICS, Series 2025-139, Class EJ	4.75	08/20/55	799,392	785,308
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	1,365,977	1,326,623
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	367,403	365,389
Government National Mortgage Association REMICS, Series 2025-50, Class BA	5.00	02/20/55	382,249	381,546
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00	11/20/53	1,365,326	1,356,660
The accompanying notes are an integral part of these financial statements.
21    Portfolio of Investments

Portfolio of Investments | Intermediate Bond Fund | June 30, 2026 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 27.8% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25%	05/20/55	$349,738	$347,579
Verus Securitization Trust, Series 2026-R5, Class A1 (a)(b)	5.46	03/25/68	474,599	474,859
Total Mortgage-Backed Securities (Cost $43,370,605)				41,723,448

Asset-Backed Securities | 6.9%

Avant Loans Funding Trust, Series 2025-REV1, Class A (a)	5.12	05/15/34	340,000	340,285
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3	4.62	07/16/29	186,995	187,489
Carvana Auto Receivables Trust, Series 2024-P1, Class A3 (a)	5.05	04/10/29	164,796	165,221
Carvana Auto Receivables Trust, Series 2026-P1, Class A3	4.26	02/10/31	525,000	521,308
Carvana Auto Receivables Trust, Series 2026-P2, Class A3	4.77	04/10/31	485,000	485,669
Chase Auto Owner Trust, Series 2024-2A, Class A3 (a)	5.52	06/25/29	167,808	169,062
Chase Auto Owner Trust, Series 2026-1A, Class A3 (a)	4.53	06/25/31	540,000	540,607
CoreVest American Finance Trust, Series 2021-1, Class A (a)	1.57	04/15/53	144,046	141,534
CoreVest American Finance Trust, Series 2021-2, Class A (a)	1.41	07/15/54	67,270	65,360
Daimler Trucks Retail Trust, Series 2024-1, Class A3	5.49	12/15/27	126,710	127,232
FirstKey Homes Trust, Series 2022-SFR2, Class A (a)	4.25	07/17/39	269,094	267,300
Ford Credit Auto Owner Trust, Series 2024-D, Class A3	4.61	08/15/29	200,000	200,602
FRTKL Group, Inc., Series 2021-SFR1, Class A (a)	1.57	09/17/38	250,000	248,063
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (a)	5.24	03/15/30	57,702	57,923
GMF Floorplan Owner Revolving Trust, Series 2026-1A, Class A1 (a)	4.57	05/15/31	485,000	485,074
Gracie Point International Funding LLC, Series 2025-1A, Class A, (30 day USD SOFR Average + 1.50%) (a)(b)	5.15	08/15/28	340,000	340,439
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3	5.21	08/15/28	286,636	287,985
John Deere Owner Trust, Series 2023-B, Class A3	5.18	03/15/28	48,048	48,219
M&T Bank Auto Receivables Trust, Series 2026-1A, Class A3 (a)	4.66	06/16/31	380,000	380,536
Oportun Issuance Trust, Series 2021-B, Class A (a)	1.47	05/08/31	93,771	92,384
PenFed Auto Receivables Owner Trust, Series 2026-A, Class A3 (a)	4.55	04/15/31	740,000	740,613
Progress Residential Trust, Series 2021-SFR8, Class A (a)	1.51	10/17/38	329,690	326,743
Progress Residential Trust, Series 2022-SFR3, Class A (a)	3.20	04/17/39	237,201	233,985
Progress Residential Trust, Series 2022-SFR3, Class B (a)	3.60	04/17/39	165,000	162,966
Progress Residential Trust, Series 2025-SFR1, Class B (a)	3.65	02/17/42	270,000	254,761
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3	5.63	11/15/28	620	620
SBA Small Business Investment Cos., Series 2023-10B, Class 1	5.69	09/10/33	253,760	262,406
SBA Tower Trust (a)	1.63	05/15/51	160,000	158,343
SBA Tower Trust (a)	6.60	11/15/52	210,000	212,101
SBA Tower Trust (a)	2.59	10/15/56	309,877	275,795
SCE Recovery Funding LLC, Series A-3	2.51	11/15/43	190,000	132,891
Subway Funding LLC, Series 2024-1A, Class A2II (a)	6.27	07/30/54	132,975	133,721
Switch ABS Issuer LLC, Series 2025-1A, Class A2 (a)	5.04	03/25/55	340,000	331,296
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class A (a)	5.31	05/20/52	290,000	290,662
Tesla Sustainable Energy Trust, Series 2024-1A, Class A3 (a)	5.29	06/20/50	170,000	169,403
Tricon Residential Trust, Series 2024-SFR4, Class A (a)	4.30	11/17/41	220,401	215,225
Verizon Master Trust, Series 2026-2, Class A1A	4.51	06/21/32	565,000	565,256
Volkswagen Auto Lease Trust, Series 2024-A, Class A3	5.21	06/21/27	116,792	116,973
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	300,000	300,983
Westgate Resorts LLC, Series 2024-1A, Class A (a)	6.06	01/20/38	205,959	207,844
Westgate Resorts LLC, Series 2024-1A, Class B (a)	6.56	01/20/38	172,490	173,751
Total Asset-Backed Securities (Cost $10,471,713)				10,418,630
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    22

Portfolio of Investments | Intermediate Bond Fund | June 30, 2026 | (Unaudited) | (Continued)

Municipal Bonds | 0.8%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
California | 0.8%
City of Chula Vista, CA, Revenue	2.91%	06/01/45	$255,000	$178,444
City of Monterey Park, CA, Revenue, Series A	1.89	06/01/30	1,000,000	907,931
San Francisco City & County Airport Comm-San Francisco International Airport, CA, Revenue	3.35	05/01/35	70,000	47,774
San Francisco City & County Airport Comm-San Francisco International Airport, CA, Revenue	3.35	05/01/51	30,000	20,690
Total California				1,154,839
Total Municipal Bonds (Cost $1,355,000)				1,154,839

Money Market Fund | 1.1%
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class (c)	3.58	1,666,460	1,666,460
Total Money Market Fund (Cost $1,666,460)			1,666,460
Total Investments in Securities (Cost $154,333,056) | 99.7%			$149,786,284
Other Assets less Liabilities 0.3%			423,828
Net Assets 100.0%			$150,210,112

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $21,738,926 and represents 14.5% of total net assets.

(b)	Variable rate security - Interest rate resets periodically. Rate indicated is the rate in effect at June 30, 2026. The security description includes the reference rate and spread if available.
(c)	7-day yield at June 30, 2026.

CMT	- Constant Maturity Treasury
DAC	- Designated Activity Company
ICE	- Intercontinental Exchange
REMICS	- Real Estate Mortgage Investment Conduits
SOFR	- Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.
23    Portfolio of Investments

Portfolio of Investments
Stock Index Fund | June 30, 2026 | (Unaudited)

	Cost	Value
Investment	$11,054,686	$324,659,526
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of June 30, 2026, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.54%. See  the Appendix for the S&P 500 Index Master Portfolio for holdings information.
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    24

Portfolio of Investments
Value Fund | June 30, 2026 | (Unaudited)

Common Stocks | 98.9%
	Shares	Value
Communication Services | 7.0%
Entertainment
Walt Disney Co.	214,500	$20,645,625
Interactive Media & Services
Alphabet, Inc., Class C	92,920	32,831,424
Meta Platforms, Inc., Class A	46,400	26,136,656
Total Communication Services		79,613,705
Consumer Discretionary | 8.6%
Broadline Retail
Amazon.com, Inc. (a)	132,700	31,627,718
Distributors
LKQ Corp.	169,500	4,462,935
Hotels, Restaurants & Leisure
McDonald's Corp.	38,397	10,379,093
Household Durables
PulteGroup, Inc.	120,100	16,478,921
Specialty Retail
Home Depot, Inc.	36,918	13,020,240
TJX Cos., Inc.	143,200	21,694,800
Total Consumer Discretionary		97,663,707
Consumer Staples | 3.4%
Consumer Staples Distribution & Retail
Walmart, Inc.	251,600	28,496,216
Household Products
Procter & Gamble Co.	73,500	10,778,040
Total Consumer Staples		39,274,256
Energy | 6.9%
Energy Equipment & Services
SLB Ltd.	121,600	5,653,184
Oil, Gas & Consumable Fuels
ConocoPhillips	214,500	22,299,420
Diamondback Energy, Inc.	75,800	13,324,124
Exxon Mobil Corp.	278,000	38,008,160
Total Energy		79,284,888
Financials | 18.5%
Banks
Bank of America Corp.	491,202	27,988,690
Citigroup, Inc.	208,439	29,173,123
JPMorgan Chase & Co.	145,391	47,590,836
Truist Financial Corp.	210,900	10,507,038
Capital Markets
Goldman Sachs Group, Inc.	32,974	33,348,914
Financial Services
Visa, Inc., Class A	74,898	25,696,755
Common Stocks | 98.9% (Continued)
	Shares	Value
Financials | 18.5% (Continued)
Insurance
Allstate Corp.	76,084	$18,103,427
Chubb Ltd.	56,638	19,298,832
Total Financials		211,707,615
Health Care | 13.6%
Biotechnology
AbbVie, Inc.	152,863	38,466,445
Health Care Equipment & Supplies
Abbott Laboratories	66,756	6,057,440
Boston Scientific Corp. (a)	164,396	7,016,421
GE HealthCare Technologies, Inc.	198,600	12,712,386
Health Care Providers & Services
Cigna Group	55,714	15,359,236
UnitedHealth Group, Inc.	78,200	32,502,266
Pharmaceuticals
Bristol-Myers Squibb Co.	115,001	6,626,357
Merck & Co., Inc.	76,282	9,802,237
Royalty Pharma PLC, Class A	483,484	27,108,948
Total Health Care		155,651,736
Industrials | 17.4%
Aerospace & Defense
Boeing Co. (a)	104,500	22,621,115
Honeywell Aerospace, Inc. (a)	53,936	11,924,171
Northrop Grumman Corp.	47,031	23,953,359
Electrical Equipment
Eaton Corp. PLC	67,787	28,885,396
Ground Transportation
CSX Corp.	383,882	18,245,911
Industrial Conglomerates
Honeywell International, Inc.	53,937	12,076,382
Machinery
Deere & Co.	50,700	32,160,531
Parker-Hannifin Corp.	37,222	36,407,583
Professional Services
CACI International, Inc., Class A (a)	26,400	12,230,064
Total Industrials		198,504,512
Information Technology | 15.6%
Communications Equipment
Cisco Systems, Inc.	266,100	31,256,106
Motorola Solutions, Inc.	26,100	10,839,069
Semiconductors & Semiconductor Equipment
Lam Research Corp.	95,800	41,513,014
Micron Technology, Inc.	19,700	22,739,513
NXP Semiconductors NV	37,263	10,472,021
The accompanying notes are an integral part of these financial statements.
25    Portfolio of Investments

Portfolio of Investments | Value Fund | June 30, 2026 | (Unaudited) | (Continued)
Common Stocks | 98.9% (Continued)
	Shares	Value
Information Technology | 15.6% (Continued)
Qnity Electronics, Inc.	48,939	$7,992,228
Software
Adobe, Inc. (a)	13,400	2,747,268
Microsoft Corp.	104,414	38,948,510
Technology Hardware, Storage & Peripherals
Apple, Inc.	40,500	11,719,080
Total Information Technology		178,226,809
Materials | 4.3%
Chemicals
DuPont de Nemours, Inc.	75,426	10,230,783
Containers & Packaging
Avery Dennison Corp.	92,687	15,047,734
Metals & Mining
Freeport-McMoRan, Inc.	375,000	23,583,750
Total Materials		48,862,267
Real Estate | 1.7%
Specialized REITs
Crown Castle, Inc.	125,000	9,466,250
Digital Realty Trust, Inc.	54,401	9,769,332
Total Real Estate		19,235,582
Common Stocks | 98.9% (Continued)
	Shares	Value
Utilities | 1.9%
Multi-Utilities
Ameren Corp.	188,598	$21,319,118
Total Utilities		21,319,118
Total Common Stocks (Cost $653,854,640)		1,129,344,195

Money Market Fund | 1.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58% (b)	14,230,418	14,230,418
Total Money Market Fund (Cost $14,230,418)		14,230,418
Total Investments in Securities (Cost $668,085,058) | 100.1%		$1,143,574,613
Other Assets less Liabilities (0.1)%		(1,528,099)
Net Assets 100.0%		$1,142,046,514

(a)	Non-income producing.
(b)	7-day yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    26

Portfolio of Investments
Growth Fund | June 30, 2026 | (Unaudited)

Common Stocks | 99.3%
	Shares	Value
Communication Services | 13.8%
Diversified Telecommunication Services
Space Exploration Technologies Corp., Class A (a)	11,996	$2,049,637
Entertainment
Netflix, Inc. (a)	73,055	5,216,127
ROBLOX Corp., Class A (a)	80,162	4,359,209
Interactive Media & Services
Alphabet, Inc., Class A	95,677	34,192,089
Meta Platforms, Inc., Class A	26,733	15,058,432
Total Communication Services		60,875,494
Consumer Discretionary | 6.8%
Broadline Retail
Amazon.com, Inc. (a)	17,960	4,280,586
MercadoLibre, Inc. (a)	2,956	5,017,485
Sea Ltd., ADR (a)	52,062	4,989,102
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	31,791	5,666,428
Chipotle Mexican Grill, Inc. (a)	97,156	3,303,304
DoorDash, Inc., Class A (a)	35,587	6,566,869
Total Consumer Discretionary		29,823,774
Financials | 11.9%
Capital Markets
Tradeweb Markets, Inc., Class A	39,927	3,979,125
Financial Services
Adyen NV, ADR (a)	464,576	4,325,202
Block, Inc. (a)	169,666	12,894,616
Mastercard, Inc., Class A	29,543	15,173,285
Rocket Cos., Inc., Class A (a)	262,779	4,138,769
Visa, Inc., Class A	34,607	11,873,316
Total Financials		52,384,313
Health Care | 12.6%
Biotechnology
Argenx SE, ADR (a)	5,497	5,099,951
Natera, Inc. (a)	20,733	5,627,973
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	21,764	8,655,108
Stryker Corp.	23,097	7,271,859
Health Care Providers & Services
UnitedHealth Group, Inc.	18,001	7,481,756
Life Sciences Tools & Services
Danaher Corp.	14,131	2,691,673
Medpace Holdings, Inc. (a)	9,784	5,181,508
Common Stocks | 99.3% (Continued)
	Shares	Value
Health Care | 12.6% (Continued)
Pharmaceuticals
Eli Lilly & Co.	11,404	$13,678,300
Total Health Care		55,688,128
Industrials | 6.5%
Aerospace & Defense
Axon Enterprise, Inc. (a)	5,918	3,317,690
Boeing Co. (a)	17,210	3,725,449
HEICO Corp.	5,676	2,021,734
Howmet Aerospace, Inc.	29,720	7,990,519
StandardAero, Inc. (a)	132,837	3,973,155
Electrical Equipment
Vertiv Holdings Co., Class A	11,966	4,006,456
Machinery
Ingersoll Rand, Inc.	41,460	3,399,306
Total Industrials		28,434,309
Information Technology | 47.7%
Communications Equipment
Arista Networks, Inc. (a)	56,695	9,631,347
Ciena Corp. (a)	9,481	4,650,999
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	56,205	9,910,065
Fabrinet (a)	6,649	3,737,270
IT Services
MongoDB, Inc. (a)	10,314	3,464,473
Shopify, Inc., Class A (a)	25,937	2,961,487
Snowflake, Inc. (a)	7,623	1,940,053
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	15,636	9,083,109
ASML Holding NV, Registered Shares	1,512	3,008,033
Broadcom, Inc.	56,937	21,507,952
Entegris, Inc.	32,102	5,773,866
Lattice Semiconductor Corp. (a)	41,655	6,371,549
Micron Technology, Inc.	3,267	3,771,065
NVIDIA Corp.	255,790	51,181,021
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,768	4,187,334
Tower Semiconductor Ltd. (a)	19,115	4,982,133
Software
AppLovin Corp., Class A (a)	6,025	3,104,261
Datadog, Inc., Class A (a)	19,720	5,134,299
Figma, Inc., Class A (a)	105,767	1,913,325
HubSpot, Inc. (a)	18,804	3,431,918
Intuit, Inc.	9,437	2,463,057
Microsoft Corp.	47,899	17,867,285
Samsara, Inc., Class A (a)	170,506	5,529,510
The accompanying notes are an integral part of these financial statements.
27    Portfolio of Investments

Portfolio of Investments | Growth Fund | June 30, 2026 | (Unaudited) | (Continued)
Common Stocks | 99.3% (Continued)
	Shares	Value
Information Technology | 47.7% (Continued)
Technology Hardware, Storage & Peripherals
Apple, Inc.	84,391	$24,419,380
Total Information Technology		210,024,791
Total Common Stocks (Cost $273,636,459)		437,230,809

Money Market Fund | 0.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58% (b)	3,880,435	3,880,435
Total Money Market Fund (Cost $3,880,436)		3,880,435
Total Investments in Securities (Cost $277,516,895) | 100.2%		$441,111,244
Other Assets less Liabilities (0.2)%		(1,064,512)
Net Assets 100.0%		$440,046,732

(a)	Non-income producing.
(b)	7-day yield at June 30, 2026.

ADR	- American Depositary Receipt
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    28

Portfolio of Investments
International Equity Fund | June 30, 2026 | (Unaudited)

Common Stocks | 97.0%
	Shares	Value
Britain | 14.8%
AstraZeneca PLC	10,083	$1,882,539
BAE Systems PLC	117,095	2,869,603
Compass Group PLC	64,229	2,075,196
Haleon PLC	542,598	2,500,371
Rio Tinto PLC	34,551	3,268,689
Shell PLC	118,436	4,601,828
Total Britain		17,198,226
Canada | 8.2%
Alimentation Couche-Tard, Inc.	44,944	2,864,754
Canadian National Railway Co.	27,325	3,258,233
Manulife Financial Corp.	82,659	3,352,403
Total Canada		9,475,390
Denmark | 1.3%
Genmab AS (a)	5,573	1,527,850
Total Denmark		1,527,850
France | 7.5%
Air Liquide SA	8,083	1,600,652
Dassault Systemes SE	40,043	816,767
L'Oreal SA	5,559	2,436,825
Safran SA	4,342	1,711,098
Schneider Electric SE	6,573	2,150,854
Total France		8,716,196
Germany | 7.3%
Allianz SE, Registered Shares	8,271	3,915,060
Infineon Technologies AG	36,118	3,402,384
Symrise AG	11,619	1,165,500
Total Germany		8,482,944
Hong Kong | 4.4%
AIA Group Ltd.	359,600	3,292,221
Techtronic Industries Co. Ltd.	107,000	1,780,647
Total Hong Kong		5,072,868
Ireland | 1.6%
Ryanair Holdings PLC, ADR	27,746	1,796,554
Total Ireland		1,796,554
Israel | 0.8%
NICE Ltd., ADR (a)	9,778	888,331
Total Israel		888,331
Japan | 18.9%
Chugai Pharmaceutical Co. Ltd.	57,000	2,633,011
Daifuku Co. Ltd.	46,800	2,073,241
Common Stocks | 97.0% (Continued)
	Shares	Value
Japan | 18.9% (Continued)
Disco Corp.	3,300	$1,716,770
Keyence Corp.	3,900	1,971,399
Lasertec Corp.	8,500	2,699,926
M3, Inc.	166,700	1,858,037
Obic Co. Ltd.	35,500	833,712
Recruit Holdings Co. Ltd.	32,300	2,247,400
Shionogi & Co. Ltd.	83,900	1,433,558
Sony Group Corp.	115,200	2,318,292
Sysmex Corp.	109,500	985,051
Unicharm Corp.	200,400	1,161,305
Total Japan		21,931,702
Netherlands | 3.9%
ASML Holding NV	2,295	4,544,502
Total Netherlands		4,544,502
Republic of South Korea | 2.1%
Samsung Electronics Co. Ltd., GDR	449	2,438,750
Total Republic of South Korea		2,438,750
Singapore | 3.7%
DBS Group Holdings Ltd.	46,526	2,355,834
Sea Ltd., ADR (a)	19,571	1,875,489
Total Singapore		4,231,323
Spain | 6.2%
Amadeus IT Group SA	48,975	2,865,097
Banco Bilbao Vizcaya Argentaria SA	171,779	4,324,845
Total Spain		7,189,942
Sweden | 9.3%
Alfa Laval AB	35,194	2,099,520
Assa Abloy AB, Class B	39,426	1,392,953
Atlas Copco AB, Class A	69,043	1,399,432
Epiroc AB, Class A	73,930	2,028,398
Skandinaviska Enskilda Banken AB, Class A	87,931	1,750,795
Spotify Technology SA (a)	4,530	2,079,859
Total Sweden		10,750,957
Switzerland | 4.8%
Novartis AG, Registered Shares	11,747	1,835,966
Roche Holding AG	7,241	2,976,675
Sonova Holding AG, Registered Shares	3,385	803,406
Total Switzerland		5,616,047
The accompanying notes are an integral part of these financial statements.
29    Portfolio of Investments

Portfolio of Investments | International Equity Fund | June 30, 2026 | (Unaudited) | (Continued)
Common Stocks | 97.0% (Continued)
	Shares	Value
Taiwan | 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,224	$2,494,826
Total Taiwan		2,494,826
Total Common Stocks (Cost $82,104,417)		112,356,408

Money Market Fund | 2.7%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58% (b)	3,153,704	3,153,704
Total Money Market Fund (Cost $3,153,704)		3,153,704
Total Investments in Securities (Cost $85,258,121) | 99.7%		$115,510,112
Other Assets less Liabilities 0.3%		325,894
Net Assets 100.0%		$115,836,006

(a)	Non-income producing.
(b)	7-day yield at June 30, 2026.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    30

Portfolio of Investments
Small-Company Stock Fund | June 30, 2026 | (Unaudited)

Common Stocks | 95.7%
	Shares	Value
Communication Services | 0.4%
Media
Magnite, Inc. (a)	43,900	$833,222
Total Communication Services		833,222
Consumer Discretionary | 10.7%
Broadline Retail
Savers Value Village, Inc. (a)	187,106	1,887,900
Diversified Consumer Services
Frontdoor, Inc. (a)	39,000	3,026,010
Hotels, Restaurants & Leisure
Hilton Grand Vacations, Inc. (a)	30,000	1,571,100
Planet Fitness, Inc., Class A (a)	11,500	599,955
Household Durables
KB Home	43,200	2,703,888
Leisure Equipment & Products
Malibu Boats, Inc., Class A (a)	48,200	1,322,126
YETI Holdings, Inc. (a)	81,200	4,024,272
Specialty Retail
National Vision Holdings, Inc. (a)	119,300	2,267,893
Valvoline, Inc. (a)	67,700	2,676,858
Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	12,800	660,480
Kontoor Brands, Inc.	36,300	3,025,242
Total Consumer Discretionary		23,765,724
Energy | 5.5%
Energy Equipment & Services
Kodiak Gas Services, Inc.	32,800	2,464,264
Oil, Gas & Consumable Fuels
Matador Resources Co.	63,200	3,146,096
Northern Oil & Gas, Inc.	140,600	2,551,890
Permian Resources Corp., Class A	216,500	3,985,765
Total Energy		12,148,015
Financials | 15.2%
Banks
Atlantic Union Bankshares Corp.	139,492	5,901,907
Cullen/Frost Bankers, Inc.	25,400	3,924,808
Eastern Bankshares, Inc.	66,800	1,485,632
FB Financial Corp.	97,959	5,422,031
Glacier Bancorp, Inc.	64,716	3,338,051
Live Oak Bancshares, Inc.	34,100	1,392,644
Old National Bancorp	166,700	4,317,530
Valley National Bancorp	148,200	2,171,130
Consumer Finance
Encore Capital Group, Inc. (a)	31,983	2,983,694
Common Stocks | 95.7% (Continued)
	Shares	Value
Financials | 15.2% (Continued)
Insurance
Kinsale Capital Group, Inc.	8,926	$2,943,884
Total Financials		33,881,311
Health Care | 14.6%
Biotechnology
Bridgebio Pharma, Inc. (a)	5,900	439,432
Cytokinetics, Inc. (a)	23,200	1,976,408
Krystal Biotech, Inc. (a)	6,900	2,564,523
Praxis Precision Medicines, Inc. (a)	8,000	2,678,320
Vaxcyte, Inc. (a)	34,400	1,999,672
Health Care Equipment & Supplies
Enovis Corp. (a)	72,076	1,491,973
Envista Holdings Corp. (a)	111,100	2,927,485
Glaukos Corp. (a)	10,100	1,411,576
Globus Medical, Inc., Class A (a)	40,725	3,217,682
Integer Holdings Corp. (a)	27,570	2,576,417
Lantheus Holdings, Inc. (a)	33,600	3,727,584
Health Care Providers & Services
HealthEquity, Inc. (a)	40,200	3,630,864
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	7,050	3,733,609
Total Health Care		32,375,545
Industrials | 25.3%
Aerospace & Defense
Mercury Systems, Inc. (a)	19,900	2,434,367
Building Products
Hayward Holdings, Inc. (a)	235,900	4,083,429
Modine Manufacturing Co. (a)	14,400	3,845,088
Commercial Services & Supplies
Casella Waste Systems, Inc., Class A (a)	11,600	1,124,852
OPENLANE, Inc. (a)	148,300	6,115,892
Construction & Engineering
Argan, Inc.	1,600	1,277,680
Sterling Infrastructure, Inc. (a)	7,100	5,959,456
Electrical Equipment
EnerSys	4,500	1,052,190
Machinery
ESAB Corp.	49,376	4,869,955
Federal Signal Corp.	55,594	7,143,273
JBT Marel Corp.	21,400	3,103,000
SPX Technologies, Inc. (a)	7,200	1,765,224
Marine Transportation
Kirby Corp. (a)	21,100	2,868,967
The accompanying notes are an integral part of these financial statements.
31    Portfolio of Investments

Portfolio of Investments | Small-Company Stock Fund | June 30, 2026 | (Unaudited) | (Continued)
Common Stocks | 95.7% (Continued)
	Shares	Value
Industrials | 25.3% (Continued)
Professional Services
CACI International, Inc., Class A (a)	6,171	$2,858,777
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	23,326	7,887,687
Total Industrials		56,389,837
Information Technology | 16.7%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	20,762	7,741,527
Itron, Inc. (a)	13,300	1,150,849
Plexus Corp. (a)	28,800	8,659,296
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc. (a)	15,300	2,898,585
MaxLinear, Inc. (a)	21,800	2,791,054
Penguin Solutions, Inc. (a)	31,100	2,363,911
Rambus, Inc. (a)	23,700	3,145,938
Software
CCC Intelligent Solutions Holdings, Inc. (a)	196,400	1,013,424
Descartes Systems Group, Inc. (a)	56,070	3,882,287
Hut 8 Corp. (a)	9,300	1,073,638
Q2 Holdings, Inc. (a)	50,100	2,409,810
Total Information Technology		37,130,319
Materials | 4.7%
Chemicals
Avient Corp.	55,127	2,037,494
Common Stocks | 95.7% (Continued)
	Shares	Value
Materials | 4.7% (Continued)
Element Solutions, Inc.	156,600	$7,477,650
Metals & Mining
Coeur Mining, Inc.	64,700	1,055,904
Total Materials		10,571,048
Real Estate | 2.6%
Hotel & Resort REITs
DiamondRock Hospitality Co.	150,100	1,828,218
Real Estate Management & Development
Cushman & Wakefield Ltd. (a)	296,900	3,975,491
Total Real Estate		5,803,709
Total Common Stocks (Cost $155,151,295)		212,898,730

Money Market Fund | 4.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58% (b)	9,087,971	9,087,971
Total Money Market Fund (Cost $9,087,971)		9,087,971
Total Investments in Securities (Cost $164,239,266) | 99.8%		$221,986,701
Other Assets less Liabilities 0.2%		493,203
Net Assets 100.0%		$222,479,904

(a)	Non-income producing.
(b)	7-day yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.
Portfolio of Investments    32

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets	Daily Income Fund	Short-Term Government Securities Fund	Short-Term Bond Fund
Investments in securities, at value (cost:$125,486,502, $62,982,558, $423,882,354, $154,333,056, $11,054,686, $668,085,058, $277,516,895, $85,258,121 and $164,239,266, respectively)	$125,486,502	$62,660,176	$423,427,858
Repurchase Agreements, at value and cost	97,000,000	—	—
Cash	—	—	—
Foreign currency (cost $11,576)	—	—	—
Investment securities sold receivable	—	15,764,936	60,699,825
Dividends, interest, and tax reclaims receivable	413,138	156,879	3,050,781
Capital shares sold receivable	270,543	55,119	485,080
Prepaid expenses	44,929	22,088	67,087
Total Assets	223,215,112	78,659,198	487,730,631
Liabilities
Investment securities purchased payable	3,962,184	16,306,901	66,741,922
Accrued expenses payable	41,287	21,730	77,228
Independent Director's/Trustee's deferred compensation payable	1,739	647	3,953
Capital shares redeemed payable	637,747	1,007	676,405
Dividends payable	1,341	13,665	34,859
Due to Homestead Advisers	72,479	16,687	208,036
Due to custodian	—	—	7,914
Total Liabilities	4,716,777	16,360,637	67,750,317
Net Assets	$218,498,335	$62,298,561	$419,980,314
Net Assets Consist Of:
Distributable earnings (losses)	528	(3,597,116)	(30,473,606)
Paid-in-capital applicable to outstanding shares of 218,498,468, 12,470,673, 84,989,014, 32,777,780, 6,040,652, 19,982,200, 23,471,923, 9,754,051 and 8,463,564, respectively	218,497,807	65,895,677	450,453,920
Net Assets	$218,498,335	$62,298,561	$419,980,314
Net Asset Value Per Share	$1.00	$5.00	$4.94

(a)	Represents investment in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.
The accompanying notes are an integral part of these financial statements.
33
Statements of Assets and Liabilities

Intermediate Bond Fund	Stock Index Fund	Value Fund	Growth Fund	International Equity Fund	Small-Company Stock Fund
$149,786,284	$324,659,526 (a)	$1,143,574,613	$441,111,244	$115,510,112	$221,986,701
—	—	—	—	—	—
—	—	—	—	14,949	—
—	—	—	—	11,282	—
17,036,490	—	—	—	3,067,383	4,604,247
1,117,226	—	663,142	56,157	476,893	132,311
418,396	154,600	156,274	170,454	19,249	60,784
43,153	82,942	160,435	78,382	32,449	45,089
168,401,549	324,897,068	1,144,554,464	441,416,237	119,132,317	226,829,132

18,085,546	—	—	333,539	3,088,716	3,194,288
36,462	187,883	172,060	71,252	34,370	72,745
705	1,262	7,171	1,317	1,071	3,502
2,768	61,134	1,484,073	675,251	26,462	593,707
1,752	18,446	404,767	59,693	75,154	333,197
64,204	68,420	439,879	228,453	70,538	151,789
—	—	—	—	—	—
18,191,437	337,145	2,507,950	1,369,505	3,296,311	4,349,228
$150,210,112	$324,559,923	$1,142,046,514	$440,046,732	$115,836,006	$222,479,904

(21,223,462)	312,795,977	576,871,436	225,027,238	41,087,851	69,474,024
171,433,574	11,763,946	565,175,078	215,019,494	74,748,155	153,005,880
$150,210,112	$324,559,923	$1,142,046,514	$440,046,732	$115,836,006	$222,479,904
$4.58	$53.73	$57.15	$18.75	$11.88	$26.29
The accompanying notes are an integral part of these financial statements.
Statements of Assets and Liabilities
34

Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

Investment Income	Daily Income Fund	Short-Term Government Securities Fund	Short-Term Bond Fund
Interest	$4,028,745	$1,210,588	$9,430,257
Dividends*	—	—	—
Allocated from Master Portfolio
Dividends*	—	—	—
Interest	—	—	—
Total Investment Income	4,028,745	1,210,588	9,430,257
Expenses
Management fees	431,213	137,016	1,257,400
Custodian, accounting, and administrative services	61,090	42,556	80,852
Shareholder servicing fees	47,977	34,089	61,631
Legal and audit fees	29,534	10,064	52,385
Director, Trustee, and Board meeting expenses	28,263	7,508	53,726
Registration fees	12,121	9,279	11,229
Printing and regulatory filings	10,691	3,313	17,320
Insurance	3,437	1,018	7,242
Communication	374	219	536
Sub-transfer agency fees	224	440	5,635
Other expenses	6,512	8,136	57,790
Administration fees	—	—	—
Allocated from Master Portfolio	—	—	—
Total Expenses	631,436	253,638	1,605,746
Less fees waived by Homestead Advisers	—	(25,278)	—
Net Expenses	631,436	228,360	1,605,746
Net Investment Income (Loss)	3,397,309	982,228	7,824,511
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss):
Unaffiliated securities	4,194	(441,526)	(445,852)
Foreign currencies	—	—	—
Net realized gain (loss) on investments	4,194	(441,526)	(445,852)
Net change in unrealized appreciation (depreciation):
Unaffiliated securities	—	(384,299)	(4,960,447)
Foreign currencies	—	—	—
Net change in unrealized appreciation (depreciation)	—	(384,299)	(4,960,447)
Net Gain (Loss) on Investments	4,194	(825,825)	(5,406,299)
Net Increase (Decrease) in Net Assets From Operations	$3,401,503	$156,403	$2,418,212
* Includes foreign tax withholding expense of $10,176 in Stock Index Fund, $18,286 in Value Fund, $161,783 in International Equity Fund and $8,837 in Small-Company Stock Fund.

(a)	Represents expenses allocated to the Fund by the S&P 500 Master Portfolio after expense reimbursements of $1,083.
(b)	Represents realized and unrealized gains on investments allocated from the Master Portfolio.
The accompanying notes are an integral part of these financial statements.
35
Statements of Operations

Intermediate Bond Fund	Stock Index Fund	Value Fund	Growth Fund	International Equity Fund	Small-Company Stock Fund
$3,199,709	$—	$262,094	$49,250	$51,940	$103,166
—	—	8,917,098	875,652	1,409,518	823,832

—	1,742,596	—	—	—	—
—	21,563	—	—	—	—
3,199,709	1,764,159	9,179,192	924,902	1,461,458	926,998

433,154	—	2,551,053	1,325,515	406,308	883,278
63,017	47,822	112,395	69,322	56,094	47,131
36,417	75,610	137,678	84,336	63,315	90,062
19,054	36,869	129,098	51,475	13,682	27,113
17,964	36,723	133,781	51,528	13,349	26,305
9,089	10,587	13,692	6,531	4,895	10,798
5,763	11,797	42,454	17,625	5,923	12,449
2,401	4,669	17,962	7,327	1,650	3,646
208	536	1,040	713	539	660
22	10,370	118,022	18,500	1,243	41,411
19,039	46,343	30,013	12,797	3,502	6,116
—	377,493	—	—	—	—
—	11,432 (a)	—	—	—	—
606,128	670,251	3,287,188	1,645,669	570,500	1,148,969
(28,589)	—	—	—	—	—
577,539	670,251	3,287,188	1,645,669	570,500	1,148,969
2,622,170	1,093,908	5,892,004	(720,767)	890,958	(221,971)

(851,059)	471,509(b )	103,249,381	63,045,460	9,957,142	12,855,707
—	—	—	—	(7,462)	—
(851,059)	471,509	103,249,381	63,045,460	9,949,680	12,855,707

(895,386)	27,924,565(b )	(3,427,377)	(54,592,027)	4,048,675	16,791,435
—	—	—	—	(10,524)	—
(895,386)	27,924,565	(3,427,377)	(54,592,027)	4,038,151	16,791,435
(1,746,445)	28,396,074	99,822,004	8,453,433	13,987,831	29,647,142
$875,725	$29,489,982	$105,714,008	$7,732,666	$14,878,789	$29,425,171
The accompanying notes are an integral part of these financial statements.
Statements of Operations
36

Statements of Changes in Net Assets

	Daily Income Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,397,309	$8,205,794
Net realized gain (loss) on investments	4,194	10,421
Net change in unrealized appreciation (depreciation)	—	—
Increase (decrease) in net assets from operations	3,401,503	8,216,215
Distributions to Shareholders
Distributions to shareholders	(3,397,309)	(8,205,800)
Total distributions to shareholders	(3,397,309)	(8,205,800)
Capital Share Transactions
Net capital share transactions	1,721,350	(7,593,536)
Total increase (decrease) in net assets from capital transactions	1,721,350	(7,593,536)
Total Increase (Decrease) in Net Assets	1,725,544	(7,583,121)
Net Assets
Beginning of period	$216,772,791	$224,355,912
End of period	$218,498,335	$216,772,791
The accompanying notes are an integral part of these financial statements.
37
Statements of Changes in Net Assets

Short-Term Government Securities Fund		Short-Term Bond Fund		Intermediate Bond Fund
Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$982,228	$1,895,475	$7,824,511	$16,645,087	$2,622,170	$5,115,811
(441,526)	422,100	(445,852)	1,834,819	(851,059)	(417,648)
(384,299)	720,840	(4,960,447)	5,603,350	(895,386)	3,894,313
156,403	3,038,415	2,418,212	24,083,256	875,725	8,592,476

(988,020)	(1,886,770)	(7,830,307)	(16,686,937)	(2,640,505)	(5,161,018)
(988,020)	(1,886,770)	(7,830,307)	(16,686,937)	(2,640,505)	(5,161,018)

2,058,172	2,726,271	(1,492,159)	(15,575,113)	9,242,543	(1,304,025)
2,058,172	2,726,271	(1,492,159)	(15,575,113)	9,242,543	(1,304,025)
1,226,555	3,877,916	(6,904,254)	(8,178,794)	7,477,763	2,127,433

$61,072,006	$57,194,090	$426,884,568	$435,063,362	$142,732,349	$140,604,916
$62,298,561	$61,072,006	$419,980,314	$426,884,568	$150,210,112	$142,732,349
The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
38

Statements of Changes in Net Assets (Continued)

	Stock Index Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,093,908	$2,241,927
Net realized gain (loss) on investments	471,509	3,079,749
Net change in unrealized appreciation (depreciation)	27,924,565	39,495,290
Increase (decrease) in net assets from operations	29,489,982	44,816,966
Distributions to Shareholders
Distributions to shareholders	(624,064)	(5,359,849)
Total distributions to shareholders	(624,064)	(5,359,849)
Capital Share Transactions
Net capital share transactions	(1,567,584)	(3,537,891)
Total increase (decrease) in net assets from capital transactions	(1,567,584)	(3,537,891)
Total Increase (Decrease) in Net Assets	27,298,334	35,919,226
Net Assets
Beginning of period	$297,261,589	$261,342,363
End of period	$324,559,923	$297,261,589
The accompanying notes are an integral part of these financial statements.
39
Statements of Changes in Net Assets

Value Fund		Growth Fund		International Equity Fund
Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$5,892,004	$12,507,533	$(720,767)	$(1,294,496)	$890,958	$1,317,044
103,249,381	87,981,608	63,045,460	59,485,780	9,949,680	9,921,724
(3,427,377)	39,940,820	(54,592,027)	7,284,050	4,038,151	7,540,047
105,714,008	140,429,961	7,732,666	65,475,334	14,878,789	18,778,815

(17,716,503)	(106,415,327)	(6,679,869)	(59,944,075)	(1,512,486)	(10,038,967)
(17,716,503)	(106,415,327)	(6,679,869)	(59,944,075)	(1,512,486)	(10,038,967)

(18,881,145)	29,457,125	(3,791,973)	46,210,813	1,392,578	5,986,799
(18,881,145)	29,457,125	(3,791,973)	46,210,813	1,392,578	5,986,799
69,116,360	63,471,759	(2,739,176)	51,742,072	14,758,881	14,726,647

$1,072,930,154	$1,009,458,395	$442,785,908	$391,043,836	$101,077,125	$86,350,478
$1,142,046,514	$1,072,930,154	$440,046,732	$442,785,908	$115,836,006	$101,077,125
The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
40

Statements of Changes in Net Assets (Continued)

	Small-Company Stock Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) In Net Assets
Operations
Net investment income	$(221,971)	$(422,022)
Net realized gain (loss) on investments	12,855,707	26,960,474
Net change in unrealized appreciation (depreciation)	16,791,435	(26,552,844)
Increase (decrease) in net assets from operations	29,425,171	(14,392)
Distributions to Shareholders
Distributions to shareholders	(9,479,970)	(21,016,624)
Total distributions to shareholders	(9,479,970)	(21,016,624)
Capital Share Transactions
Net capital share transactions	(1,635,904)	(13,089,425)
Total increase (decrease) in net assets from capital transactions	(1,635,904)	(13,089,425)
Total Increase (Decrease) in Net Assets	18,309,297	(34,120,441)
Net Assets
Beginning of period	$204,170,607	$238,291,048
End of period	$222,479,904	$204,170,607
The accompanying notes are an integral part of these financial statements.
41
Statements of Changes in Net Assets

Financial Highlights
Daily Income Fund

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
For a Share Outstanding Throughout Each Period		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.02	0.04	0.05	0.04	0.01 (a,b)	— (a,b,c)
Net realized and unrealized gain (loss) on investments	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Total from investment operations	0.02	0.04	0.05	0.04	0.01 (a)	— (a,c)
Distributions
Net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	— (c)
Net realized gain	—	—	—	—	—	—
Total distributions	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	— (a,c)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	1.57%(d)	3.77%	4.68%	4.58%	1.20%	0.01%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$218,498	$216,773	$224,356	$218,452	$204,560	$179,589
Ratio of net investment income to average net assets	3.15%(e)	3.71%	4.61%	4.48%	1.24%(a,b)	0.01%(a,b)
Ratio of gross expenses before voluntary expense limitation to average net assets	0.59%(e)	0.58%	0.59%	0.59%	0.59%	0.70%
Ratio of expenses to average net assets	0.59%(e)	0.58%	0.59%	0.59%	0.48%(a,b)	0.04%(a,b)

(a)
Effective August 14, 2009, Homestead Advisers agreed to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. The temporary waiver continued through May 11, 2017 and April 20, 2020 through May 6, 2022.

(b)	Excludes excess investment management fees and other expenses voluntarily waived and reimbursed by Homestead Advisers.
(c)	Less than $0.01 per share.
(d)	Aggregate total return for the period.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Financial Highlights
42

Financial Highlights
Short-Term Government Securities Fund

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
For a Share Outstanding Throughout Each Period		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.06	$4.96	$4.97	$4.87	$5.21	$5.29
Income from investment operations
Net investment income	0.08	0.16	0.16	0.12	0.06	0.02
Net realized and unrealized gain (loss) on investments	(0.06)	0.10	(0.01)	0.10	(0.34)	(0.08)
Total from investment operations	0.02	0.26	0.15	0.22	(0.28)	(0.06)
Distributions
Net investment income	(0.08)	(0.16)	(0.16)	(0.12)	(0.06)	(0.02)
Net realized gain	—	—	—	—	—	—
Total distributions	(0.08)	(0.16)	(0.16)	(0.12)	(0.06)	(0.02)
Net Asset Value, End of Period	$5.00	$5.06	$4.96	$4.97	$4.87	$5.21
Total Return	0.41%(a)	5.34%	3.07%	4.68%	-5.41%	-1.18%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$62,299	$61,072	$57,194	$57,437	$67,671	$77,512
Ratio of net investment income to average net assets	3.23%(b,c)	3.23%(c)	3.12%(c)	2.51%(c)	1.16%(c)	0.32%(c)
Ratio of gross expenses before voluntary expense limitation to average net assets	0.83%(b)	0.90%	0.88%	0.84%	0.80%	0.79%
Ratio of expenses to average net assets	0.75%(b,c)	0.75%(c)	0.75%(c)	0.75%(c)	0.75%(c)	0.75%(c)
Portfolio turnover rate	398%(d)	501%(d)	463%(d)	442%(d,e)	202%(d)	155%(d)

(a)	Aggregate total return for the period.
(b)	Annualized.
(c)	Excludes expenses in excess of a 0.75% contractual expense limitation with Homestead Advisers, in effect through April 30, 2027.
(d)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
(e)	The change in the portfolio turnover rate from 2022 to 2023, is due to an increase in trading of U.S. Treasury bonds, due to market events.
The accompanying notes are an integral part of these financial statements.
43
Financial Highlights

Financial Highlights
Short-Term Bond Fund

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
For a Share Outstanding Throughout Each Period		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.01	$4.92	$4.91	$4.81	$5.19	$5.32
Income from investment operations
Net investment income	0.09	0.19	0.19	0.16	0.08	0.02
Net realized and unrealized gain (loss) on investments	(0.07)	0.09	0.01	0.10	(0.38)	(0.08)
Total from investment operations	0.02	0.28	0.20	0.26	(0.30)	(0.06)
Distributions
Net investment income	(0.09)	(0.19)	(0.19)	(0.16)	(0.08)	(0.02)
Net realized gain	—	—	—	—	—	(0.05)
Total distributions	(0.09)	(0.19)	(0.19)	(0.16)	(0.08)	(0.07)
Net Asset Value, End of Period	$4.94	$5.01	$4.92	$4.91	$4.81	$5.19
Total Return	0.45%(a)	5.85%	4.09%	5.40%	-5.72%	-1.11%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$419,980	$426,885	$435,063	$447,261	$480,809	$565,306
Ratio of net investment income to average net assets	3.73%(b)	3.88%	3.78%	3.20%	1.66%	0.40%
Ratio of expenses to average net assets	0.77%(b)	0.76%	0.77%	0.76%	0.76%	0.79%
Portfolio turnover rate	249%(c)	265%(c)	322%(c)	395%(c)	328%(c)	355%(c)

(a)	Aggregate total return for the period.
(b)	Annualized.
(c)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
The accompanying notes are an integral part of these financial statements.
Financial Highlights
44

Financial Highlights
Intermediate Bond Fund

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
For a Share Outstanding Throughout Each Period		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$4.64	$4.52	$4.61	$4.48	$5.28	$5.41
Income from investment operations
Net investment income	0.08	0.17	0.17	0.15	0.10	0.07
Net realized and unrealized gain (loss) on investments	(0.06)	0.12	(0.09)	0.13	(0.80)	(0.13)
Total from investment operations	0.02	0.29	0.08	0.28	(0.70)	(0.06)
Distributions
Net investment income	(0.08)	(0.17)	(0.17)	(0.15)	(0.10)	(0.07)
Net realized gain	—	—	—	—	—	—
Total distributions	(0.08)	(0.17)	(0.17)	(0.15)	(0.10)	(0.07)
Net Asset Value, End of Period	$4.58	$4.64	$4.52	$4.61	$4.48	$5.28
Total Return	0.51%(a)	6.53%	1.68%	6.35%	-13.38%	-1.12%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$150,210	$142,732	$140,605	$128,819	$130,758	$151,336
Ratio of net investment income to average net assets	3.63%(b,c)	3.69%(c)	3.59%(c)	3.24%(c)	1.93%(c)	1.03%(c)
Ratio of gross expenses before voluntary expense limitation to average net assets	0.84%(b)	0.86%	0.86%	0.89%	0.87%	0.91%
Ratio of expenses to average net assets	0.80%(b)	0.80%(c)	0.80%(c)	0.80%(c)	0.80%(c)	0.80%(c)
Portfolio turnover rate	157%(d)	183%(d)	131%(d)	189%(d)	258%(d)	249%(d)

(a)	Aggregate total return for the period.
(b)	Annualized.
(c)	Excludes expenses in excess of a 0.80% contractual expense limitation with Homestead Advisers, in effect through April 30, 2027.
(d)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
The accompanying notes are an integral part of these financial statements.
45
Financial Highlights

Financial Highlights
Stock Index Fund

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
For a Share Outstanding Throughout Each Period		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.97	$42.50	$34.53	$27.85	$34.82	$27.78
Income from investment operations
Net investment income	0.18	0.37	0.37	0.39	0.34	0.29
Net realized and unrealized gain (loss) on investments	4.69	6.99	8.06	6.77	(6.78)	7.50
Total from investment operations	4.87	7.36	8.43	7.16	(6.44)	7.79
Distributions
Net investment income	(0.03)	(0.39)	(0.35)	(0.36)	(0.34)	(0.30)
Net realized gain	(0.08)	(0.50)	(0.11)	(0.12)	(0.19)	(0.45)
Total distributions	(0.11)	(0.89)	(0.46)	(0.48)	(0.53)	(0.75)
Net Asset Value, End of Period	$53.73	$48.97	$42.50	$34.53	$27.85	$34.82
Total Return	9.93%(a)	17.36%	24.39%	25.73%	-18.50%	28.09%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$324,560	$297,262	$261,342	$224,027	$191,640	$241,756
Ratio of net investment income to average net assets	0.72%(b)	0.82%	0.89%	1.20%	1.12%	0.91%
Ratio of expenses to average net assets	0.44%(b)	0.44%	0.48%	0.44%	0.48%	0.50%
Portfolio turnover rate (c)	N/A	N/A	N/A	N/A	N/A	N/A

(a)	Aggregate total return for the period.
(b)	Annualized.
(c)
Substantially all of the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund
Advisors. Please refer to the financial highlights in the Appendix for the portfolio turnover rate of the S&P 500 Index Master Portfolio.

The accompanying notes are an integral part of these financial statements.
Financial Highlights
46

Financial Highlights
Value Fund

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
For a Share Outstanding Throughout Each Period		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$52.77	$51.05	$48.96	$46.29	$54.33	$47.28
Income from investment operations
Net investment income	0.30	0.63	0.67	0.72	0.68	0.63
Net realized and unrealized gain (loss) on investments	4.98	6.69	6.38	5.14	(3.84)	11.12
Total from investment operations	5.28	7.32	7.05	5.86	(3.16)	11.75
Distributions
Net investment income	(0.32)	(0.69)	(0.66)	(0.72)	(0.68)	(0.64)
Net realized gain	(0.58)	(4.91)	(4.30)	(2.47)	(4.20)	(4.06)
Total distributions	(0.90)	(5.60)	(4.96)	(3.19)	(4.88)	(4.70)
Net Asset Value, End of Period	$57.15	$52.77	$51.05	$48.96	$46.29	$54.33
Total Return	10.00%(a)	14.54%	14.31%	12.86%	-5.50%	25.07%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$1,142,047	$1,072,930	$1,009,458	$948,794	$925,133	$1,048,264
Ratio of net investment income to average net assets	1.07%(b)	1.22%	1.30%	1.50%	1.42%	1.14%
Ratio of expenses to average net assets	0.60%(b)	0.61%	0.62%	0.64%	0.62%	0.63%
Portfolio turnover rate	14%	14%	14%	10%	10%	9%

(a)	Aggregate total return for the period.
(b)	Annualized.
The accompanying notes are an integral part of these financial statements.
47
Financial Highlights

Financial Highlights
Growth Fund

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
For a Share Outstanding Throughout Each Period		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.69	$18.47	$14.98	$10.40	$16.66	$15.56
Income from investment operations
Net investment loss	(0.03)	— (a)	— (a)	(— )	—	(0.08)
Net realized and unrealized gain (loss) on investments	0.38	3.08	4.65	4.96	(5.55)	2.70
Total from investment operations	0.35	3.08	4.65	4.96	(5.55)	2.62
Distributions
Net investment income	—	—	—	—	—	—
Net realized gain	(0.29)	(2.86)	(1.16)	(0.38)	(0.71)	(1.52)
Total distributions	(0.29)	(2.86)	(1.16)	(0.38)	(0.71)	(1.52)
Net Asset Value, End of Period	$18.75	$18.69	$18.47	$14.98	$10.40	$16.66
Total Return	1.87%(b)	17.09%	30.90%	47.81%	-33.45%	17.13%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$440,047	$442,786	$391,044	$320,008	$234,678	$379,264
Ratio of net investment income to average net assets	(0.34)%(c)	(0.32)%	(0.32)%	(0.28)%	(0.35)%	(0.50)%
Ratio of expenses to average net assets	0.78%(c)	0.79%	0.82%	0.84%	0.83%	0.84%
Portfolio turnover rate	26%	35%	20%	19%	23%	26%

(a)	Less than $0.01 per share.
(b)	Aggregate total return for the period.
(c)	Annualized.
The accompanying notes are an integral part of these financial statements.
Financial Highlights
48

Financial Highlights
International Equity Fund

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
For a Share Outstanding Throughout Each Period		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.49	$9.53	$9.69	$8.86	$11.52	$10.84
Income from investment operations
Net investment income	0.09	0.15	0.12	0.14	0.19	0.13
Net realized and unrealized gain (loss) on investments	1.45	1.95	(0.02)	1.25	(2.40)	1.07
Total from investment operations	1.54	2.10	0.10	1.39	(2.21)	1.20
Distributions
Net investment income	—	(0.17)	(0.11)	(0.15)	(0.18)	(0.12)
Net realized gain	(0.15)	(0.97)	(0.15)	(0.41)	(0.27)	(0.40)
Total distributions	(0.15)	(1.14)	(0.26)	(0.56)	(0.45)	(0.52)
Net Asset Value, End of Period	$11.88	$10.49	$9.53	$9.69	$8.86	$11.52
Total Return	14.75%(a)	22.21%	1.01%	15.82%	-19.13%	11.09%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$115,836	$101,077	$86,350	$86,907	$82,091	$103,285
Ratio of net investment income to average net assets	1.64%(b)	1.39%	1.25%	1.45%(c)	1.97%(c)	1.07%(c)
Ratio of gross expenses before voluntary expense limitation to average net assets	1.05%(b)	1.16%	1.15%	1.14%	1.16%	1.19%
Ratio of expenses to average net assets	1.05%(b)	1.16%	1.15%	1.04%(c)	1.00%(c)	1.00%(c)
Portfolio turnover rate	21%	27%(d)	12%	20%	13%	13%

(a)	Aggregate total return for the period.
(b)	Annualized.
(c)
Excludes expenses in excess of a 0.99% contractual expense limitation with Homestead Advisers prior to May 1, 2021 and a 1.00%
contractual expense limitation with Homestead Advisers, in effect from May 1, 2021 through September 23, 2023.

(d)	The change in portfolio turnover from 2024 to 2025 is due to a repositioning of the portfolio due to market opportunities.
The accompanying notes are an integral part of these financial statements.
49
Financial Highlights

Financial Highlights
Small-Company Stock Fund

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
For a Share Outstanding Throughout Each Period		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.90	$26.35	$25.55	$22.69	$28.72	$28.36
Income from investment operations
Net investment income (loss)	(0.03)	0.01	0.01	0.02	(— )	0.12
Net realized and unrealized gain (loss) on investments	3.59	0.14	2.22	3.83	(4.87)	5.53
Total from investment operations	3.56	0.15	2.23	3.85	(4.87)	5.65
Distributions
Net investment income	—	—	—	(0.02)	— (a)	(0.12)
Net realized gain	(1.17)	(2.60)	(1.43)	(0.97)	(1.16)	(5.17)
Total distributions	(1.17)	(2.60)	(1.43)	(0.99)	(1.16)	(5.29)
Net Asset Value, End of Period	$26.29	$23.90	$26.35	$25.55	$22.69	$28.72
Total Return	14.88%(b)	0.56%	8.52%	17.09%	-16.91%	20.68%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$222,480	$204,171	$238,291	$247,009	$240,345	$314,019
Ratio of net investment income to average net assets	(0.21)%(c)	(0.20)%	(0.13)%	0.13%	0.01%	0.36%
Ratio of expenses to average net assets	1.10%(c)	1.09%	1.14%	1.07%	1.05%	1.06%
Portfolio turnover rate	20%	37%(d)	17%	15%	16%	24%

(a)	Less than $0.01 per share.
(b)	Aggregate total return for the period.
(c)	Annualized.
(d)	The change in portfolio turnover from 2024 to 2025 is due to a repositioning of the portfolio due to market volatility.
The accompanying notes are an integral part of these financial statements.
Financial Highlights
50

Notes to Financial Statements | (Unaudited)

1.
Organization
Homestead Funds, Inc. (the "Corporation") is a Maryland corporation organized on June 29, 1990. Homestead Funds Trust (the "Trust") is a Massachusetts business trust organized on February 15, 2019. The Corporation and the Trust are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation currently consists of eight portfolios, Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Stock Index Fund, Value Fund, Growth Fund, International Equity Fund, and Small-Company Stock Fund, and the Trust currently consists of the Intermediate Bond Fund (each individually a "Fund" and collectively, the "Homestead Funds" or "Funds"). The Board of Directors of the Corporation and the Board of Trustees of the Trust are referred to collectively as the "Board".
Each Fund is a separate investment portfolio with distinct investment objectives, investment programs, policies and restrictions. The investment objectives of the Funds, as well as the nature and risks of the investment activities of each Fund, are set  forth more fully in Homestead Funds’ Prospectus and Statement of Additional Information. All of the Funds are diversified for purposes of the Act.
The Stock Index Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. At June 30, 2026, the Stock Index Fund was operating as a feeder fund, whereby substantially all of its assets are invested in the S&P 500 Index Master Portfolio (the “Master Portfolio”), an open-end investment company managed by BlackRock Fund Advisors. At June 30, 2026, the Stock Index Fund’s investment constituted 0.54% of the Master Portfolio. The financial statements of the Master Portfolio are contained in the Appendix of this report and should be read in conjunction with the financial statements for the Stock Index Fund.
2.
Summary of Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Homestead Funds is considered an Investment Company under GAAP and follows the accounting and reporting guidance set  forth in ASC Topic 946 Financial Services—Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation Each Fund’s net asset value per share is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. ET), ("Valuation Time"). Net asset values per share normally are calculated every day the NYSE is open for regular trading. The NYSE is closed on weekends and major holidays. On any day that regular trading on the NYSE closes earlier than scheduled, the Fund will advance the time as of which the NAV is calculated and, therefore, also the time by which purchase and redemption orders must be received in order to receive that day's NAV. The Board has designated Homestead Advisers Corp. (the "Adviser" or "Homestead Advisers") as the Funds' valuation designee pursuant to Rule 2a-5 under the 1940 Act effective September 8, 2022. Homestead Advisers and the Board have each adopted policies and procedures for the valuation of portfolio securities ("Valuation Procedures"). Portfolio securities for which market quotations are readily available are valued at current market value as of the Valuation Time in accordance with the Valuation Procedures. Market value is generally determined on the basis of official closing prices or the last reported sales prices and/or may be based on quotes or prices (including evaluated prices) supplied by the Funds’ approved independent pricing services. Homestead Advisers will fair value a security in accordance with the Valuation Procedures if: (i) readily available market quotations are not available; (ii) in the opinion of the Homestead Advisers, the market value does not constitute a readily available market quotation or does not reflect fair value; or (iii) a significant event has occurred that would impact a security's valuation.
The Board has delegated day-to-day responsibility for determining the fair value of securities to the Adviser. Homestead Advisers has chartered an internal Valuation Committee to oversee the implementation of the Valuation Procedures, monitor the valuation process, and provide quarterly reports to the Board. The Valuation Committee reports all instances of fair valuation to the Board at each quarterly Board meeting, as applicable.
A disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date has been established under GAAP. These inputs are summarized into three broad levels as follows:
● Level 1—quoted prices in active markets for identical investments;
● Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
51
Notes to Financial Statements

Notes to Financial Statements | (Unaudited) | (Continued)
● Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.
The Funds use the following valuation techniques to value securities by major category:
Registered investment company shares (other than shares of exchange-traded funds and closed-end fund shares that trade on an exchange) are valued at the net asset value determined by the registered investment company after the close of the NYSE. The Funds invest in regulated investment companies that seek to maintain a share price of $1.00 and are categorized as Level 1 in the hierarchy.
Domestic equity securities and shares of exchange traded funds that are traded on a national securities exchange are valued at the closing price as reported by an independent pricing service from the primary market in which the securities trade and are categorized as Level 1. Securities not traded or dealt in upon a national securities exchange for which over-the-counter market quotations are readily available generally are valued (i) at the last quoted sales price (if adequate trading volume is present) or, (ii) otherwise at the last bid price.
Foreign equity securities that are traded on a foreign exchange are valued based on the closing price as reported by an independent pricing service from the primary market in which such securities are normally traded. An independent pricing service is utilized to fair value foreign equity securities based on the impact of market events between the close of the foreign exchange and the time the net asset value is calculated. Foreign equity securities that are fair valued are categorized as Level 2 in the hierarchy and foreign equity securities not fair valued are categorized as Level 1.
Fixed-income securities, including corporate, government, municipal, mortgage-backed and asset-backed securities are (1) valued by an independent pricing service based on market prices or broker/dealer quotations or other appropriate measures, or (2) valued at market value generated by Homestead Advisers using a pricing matrix or model based on benchmark yields, issuer, spreads,monthly payment information or other available market information for securities of similar characteristics. For purposes of the Valuation Procedures, the process described in (2) is deemed to be a fair valuation of such portfolio securities, solely for the purpose of the applicability of the fair valuation determinations set  forth in the Valuation Procedures. For fixed-income securities, the security is valued following the sequence above and flows to the next method only if the prior method is not available.
Fixed income securities utilizing these methods are generally categorized as Level 2. Fixed income securities that are valued using only a broker quote, absent corroborating observable inputs are categorized as Level 3.
Fixed income securities and commercial paper held in the Daily Income Fund are valued at amortized cost and are categorized as Level 2 in the hierarchy. The amortized cost method does not take into account unrealized gains or losses on the portfolio securities. Amortized cost valuation involves initially valuing a security at its cost, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value of a security, as determined by amortized cost, may be higher or lower than the price the Daily Income Fund would receive if it sold the security.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would impact a security’s valuation, the security will be fair valued as determined in good faith by the Fund's Adviser as the Valuation Designee. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and therefore, is subject to the risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security were readily available. Such securities are generally categorized as Level 3 in the hierarchy.
The Stock Index Fund records its investment in the Master Portfolio at the market value of its proportionate interest in the net assets of the Master Portfolio. For purposes of determining the net asset value of the Stock Index Fund, the securities of the Master Portfolio are priced by the investment advisor to the Master Portfolio under the direction of the Board of Trustees of the Master Portfolio. The policies and procedures are discussed in the notes to the Master Portfolio’s financial statements, included in the Appendix of this report.
Notes to Financial Statements
52

Notes to Financial Statements | (Unaudited) | (Continued)
The following table summarizes each Fund’s investments, based on the inputs used to determine their values on June 30, 2026 (other than Stock Index Fund). The level classifications of the Master Portfolio as of June 30, 2026 are included in the
Appendix.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$121,757,351	$—	$121,757,351
Repurchase Agreements	—	97,000,000	—	97,000,000
Money Market Fund	3,729,151	—	—	3,729,151
Total	$3,729,151	$218,757,351	$—	$222,486,502

Short-Term Government Securities Fund
U.S. Government and Agency Obligations	$—	$44,483,643	$—	$44,483,643
Mortgage-Backed Securities	—	11,714,675	—	11,714,675
Corporate Bonds	—	2,853,330	—	2,853,330
Asset-Backed Securities	—	2,358,842	—	2,358,842
Money Market Fund	1,249,686	—	—	1,249,686
Total	$1,249,686	$61,410,490	$—	$62,660,176

Short-Term Bond Fund
Corporate Bonds	$—	$186,066,361	$—	$186,066,361
U.S. Government and Agency Obligations	—	129,786,511	—	129,786,511
Mortgage-Backed Securities	—	52,687,720	—	52,687,720
Asset-Backed Securities	—	46,101,054	—	46,101,054
Money Market Fund	8,786,212	—	—	8,786,212
Total	$8,786,212	$414,641,646	$—	$423,427,858

Intermediate Bond Fund
Corporate Bonds	$—	$52,784,145	$—	$52,784,145
U.S. Government and Agency Obligations	—	42,038,762	—	42,038,762
Mortgage-Backed Securities	—	41,723,448	—	41,723,448
Asset-Backed Securities	—	10,418,630	—	10,418,630
Municipal Bonds	—	1,154,839	—	1,154,839
Money Market Fund	1,666,460	—	—	1,666,460
Total	$1,666,460	$148,119,824	$—	$149,786,284

Value Fund
Common Stocks	$1,129,344,195	$—	$—	$1,129,344,195
Money Market Fund	14,230,418	—	—	14,230,418
Total	$1,143,574,613	$—	$—	$1,143,574,613

Growth Fund
Common Stocks	$437,230,809	$—	$—	$437,230,809
Money Market Fund	3,880,435	—	—	3,880,435
Total	$441,111,244	$—	$—	$441,111,244

International Equity Fund
Common Stocks	$18,610,449	$93,745,959	$—	$112,356,408
Money Market Fund	3,153,704	—	—	3,153,704
Total	$21,764,153	$93,745,959	$—	$115,510,112

Small-Company Stock Fund
Common Stocks	$212,898,730	$—	$—	$212,898,730
Money Market Fund	9,087,971	—	—	9,087,971
Total	$221,986,701	$—	$—	$221,986,701
53
Notes to Financial Statements

Notes to Financial Statements | (Unaudited) | (Continued)
Foreign currency The International Equity Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. Foreign-denominated assets, including investment securities and liabilities are translated into U.S. dollars at the exchange rate at the end of the period. Purchases and sales of investment securities and income and dividends received are translated into U.S. dollars at the exchange rate in effect on the transaction date. Currency gains and losses and the effects of exchange rate fluctuations on investments are included with the realized and unrealized gain (loss) on investment securities.
To-be-announced securities The Intermediate Bond Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. The Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA security.
Repurchase Agreements The Daily Income Fund may enter into repurchase agreements. Collateral on repurchase agreements is taken into possession by the Daily Income Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is a least 102% of the sales price of the repurchase agreement. The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Daily Income Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Distributions to shareholders Dividends to shareholders are recorded on the ex-dividend date. Ordinary income dividends for the Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, and Intermediate Bond Fund are declared daily and paid monthly. Ordinary income dividends for Value Fund are declared and paid semi-annually. Ordinary income dividends for Stock Index Fund, Growth Fund, International Equity Fund, and Small-Company Stock Fund are declared and paid annually. Capital gains dividends, if any, are declared and paid at the end of each fiscal year. Any unpaid ordinary income or capital gains will be paid in June of the subsequent year, but no later than the extended due date of the federal tax return.
Other Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount, and expenses are recorded on the accrual basis. Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are reported on the identified cost basis.
The Stock Index Fund records a pro rata share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses in addition to the Fund’s own expenses, which are accrued daily.
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and therefore cannot be estimated; however, the Funds have not had prior claims or losses pursuant to these contracts.
General expenses of the Trust are allocated to each fund of the Trust and general expenses of the Corporation are allocated to each fund of the Corporation, in each case based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.
Management considered events occurring between the date of this report, June 30, 2026 and the date of issuance of this report in determining adjustments to the financial statements or necessary disclosures in this report.
3.
Income Tax Information
The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no provision for Federal income taxes is required.
Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations.
Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances.
Notes to Financial Statements
54

Notes to Financial Statements | (Unaudited) | (Continued)
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of the following:  futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, unused capital losses, partnership investments, deferred Director’s fees, passive foreign investment company transactions, and REIT transactions, which are reflected as book/tax differences in the following tables.
At June 30, 2026, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value was as follows:
	Tax Cost	Tax Appreciation	Tax Depreciation	Net Tax Appreciation (Depreciation)
Daily Income Fund	$222,486,502	$—	$—	$—
Short-Term Gov. Securities Fund	$62,982,558	$68,266	$(390,648)	$(322,382)
Short-Term Bond Fund	$423,882,354	$1,438,580	$(1,893,076)	$(454,496)
Intermediate Bond Fund	$154,333,056	$739,693	$(5,286,465)	$(4,546,772)
Value Fund	$668,085,058	$498,818,855	$(23,329,300)	$475,489,555
Growth Fund	$277,516,895	$177,974,950	$(14,380,601)	$163,594,349
International Equity Fund	$85,258,121	$35,370,419	$(5,118,428)	$30,251,991
Small-Company Stock Fund	$164,239,266	$67,583,662	$(9,836,227)	$57,747,435
The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales. Net unrealized appreciation/(depreciation) of Stock Index Fund in the Master Portfolio consists of an allocated portion of the portfolio’s unrealized appreciation/(depreciation). For information pertaining to the unrealized appreciation/(depreciation) for the Master Portfolio, please refer to the Appendix of this report.
4.
Investment Transactions
Purchases and proceeds from sales of securities, other than short-term and U.S. Government securities, for the period ended
June 30, 2026, were as follows:
	Purchases	Proceeds from Sale
Short-Term Gov. Securities Fund	$2,316,462	$2,219,488
Short-Term Bond Fund	$144,497,296	$122,239,950
Intermediate Bond Fund	$40,566,197	$27,148,474
Value Fund	$156,276,149	$180,951,639
Growth Fund	$112,405,873	$122,868,125
International Equity Fund	$22,353,961	$22,236,750
Small-Company Stock Fund	$41,830,964	$57,710,120
Purchases and proceeds from sales of long-term U.S. Government securities, for the period ended June 30, 2026, were as follows:
	Purchases	Proceeds from Sale
Short-Term Gov. Securities Fund	$239,268,062	$236,780,993
Short-Term Bond Fund	$892,451,366	$913,629,141
Intermediate Bond Fund	$193,538,985	$197,540,164
55
Notes to Financial Statements

Notes to Financial Statements | (Unaudited) | (Continued)
5.
Related Parties
The investment management agreements between Homestead Funds, with respect to each Fund (other than the Stock Index Fund), and Homestead Advisers, an indirect, wholly-owned subsidiary of the National Rural Electric Cooperative Association (“NRECA”), provide for an annual investment management fee, that also provides for certain administrative services to the Funds, which is computed daily and paid monthly, based on each Fund’s average daily net assets, at the following annualized rates:
Management Fee
Daily Income Fund	0.40% of average daily net assets
Short-Term Gov. Securities Fund	0.45% of average daily net assets
Short-Term Bond Fund	0.60% of average daily net assets up to $500 million
0.50% of average daily net assets up to next $500 million
0.40% of average daily net assets in excess of $1 billion
Intermediate Bond Fund	0.60% of average daily net assets up to $500 million
0.50% of average daily net assets up to next $500 million
0.45% of average daily net assets in excess of $1 billion
Value Fund	0.65% of average daily net assets up to $200 million
0.50% of average daily net assets up to next $200 million
0.40% of average daily net assets in excess of $400 million
Growth Fund	0.65% of average daily net assets up to $250 million
0.60% of average daily net assets in excess of $250 million
International Equity Fund	0.75% of average daily net assets up to $300 million
0.65% of average daily net assets up to next $100 million
0.55% of average daily net assets up to next $100 million
0.50% of average daily net assets in excess of $500 million
Small-Company Stock Fund	0.85% of average daily net assets up to $200 million
0.75% of average daily net assets in excess of $200 million
Homestead Financial Services Corp., a wholly-owned, indirect subsidiary of NRECA, is the distributor and principal underwriter for Homestead Funds and does not receive any commissions or other compensation for the services it provides.
Invesco Advisers, Inc. ("Invesco") is the sub-advisor of the Daily Income Fund. T.  Rowe Price Associates, Inc. (“T. Rowe”) is the sub-advisor for the Growth Fund and Harding Loevner LP (“Harding”) is the sub-advisor for the International Equity Fund. The sub-advisors select, buy, and sell securities under the supervision and oversight of Homestead Advisers and the Board of Directors. Homestead Advisers pays the sub-advisors from the fees it receives from the Funds.
Homestead Advisers serves as the administrator for the Stock Index Fund pursuant to an Administrative Services Agreement with the Fund, under which Homestead Advisers provides certain administrative services to the Fund. Pursuant to this agreement, Homestead Advisers receives a fee of 0.25% of the Fund's average daily net assets. In addition, the Stock Index Fund is allocated a fee from the Master Portfolio, calculated daily at an annual rate of 0.007% of its average daily net assets. This fee includes advisory, custody, and administrative fees provided by the Master Portfolio on behalf of its investors. The financial information for the Master Portfolio is included in the Appendix.
Homestead Advisers has agreed, as part of the Expense Limitation Agreement entered into with Homestead Funds with respect to each Fund, except for the International Equity Fund, to waive its management fee and/or reimburse all Fund operating expenses, excluding certain non-recurring expenses, such as interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, expenses not incurred in the ordinary course of business, or, in the case of each Fund other than the Stock Index Fund, fees and expenses associated with an investment in another investment company or any company that would be an investment company under Section 3(a) of the Act, but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the Act, which in any year exceed 0.60% of the average daily net assets of the Daily Income Fund, 0.75% of the average daily net assets of the Short-Term Government Securities Fund and Stock Index Fund; 0.80% of the average daily net assets of the Short-Term Bond Fund and Intermediate Bond Fund; 1.00% of the average daily net assets of the Growth Fund; 1.25% of the average daily net assets of Value Fund, and 1.50% of the average daily net assets of Small-Company Stock Fund. The Expense Limitation Agreements were renewed for the period of May 1, 2026 through April 30, 2027.
Notes to Financial Statements
56

Notes to Financial Statements | (Unaudited) | (Continued)

Pursuant to the Expense Limitation Agreement, management fees waived for the period ended June 30, 2026 amounted to
$25,278 in Short-Term Government Securities Fund and $28,589 in Intermediate Bond Fund.

Under a Deferred Compensation Plan (the “Plan”), Independent Directors or Trustees of the Funds may elect to defer receipt of all or a specified portion of their compensation. Deferred amounts are credited with the earnings and losses equal to those made as if the deferred amounts were invested in one or more of the Funds, as designated by each participating Independent Director / Trustee. Deferred amounts remain in the Funds until distributed in accordance with the Plan. The liability is reflected as Independent Director's / Trustee's deferred compensation on the Statement of Assets and Liabilities and the expense is included in Director, Trustee and Board meeting expenses on the Statement of Operations.
As of June 30, 2026, one shareholder of record, an omnibus account, held approximately 10% of the net assets of the Small-Company Stock Fund. No other shareholders, including omnibus accounts, held more than 10% of the outstanding shares of any of the Funds.
6.
Segment Reporting
The Chief Executive Officer acts as each Fund's Chief Operation Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM assesses the operating results of each Fund as a whole and each Fund has a single investment strategy as disclosed in its prospectus, therefore, each Fund represent a single operating segment. Each Fund generates revenue from investments in portfolio securities. The CODM uses the Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights, which is consistent with that presented in the Funds' financial statements, along with each Fund's benchmark index, to assesses performance and reallocate resources. The net income and significant segment expenses for each Fund are reflected in the Statement of Operations. Segment assets are total assets of each Fund, which are disclosed in the Statement of Assets and Liabilities.
57
Notes to Financial Statements

Notes to Financial Statements | (Unaudited) | (Continued)
7.
Capital Share Transactions
As of June 30, 2026, unlimited shares of $.01 par value capital shares are authorized for Intermediate Bond Fund; 500 million shares are authorized for Daily Income Fund, 200 million shares for Short-Term Bond Fund, and 100 million shares for Short-Term Government Securities Fund, Stock Index Fund, Value Fund, Growth Fund, International Equity Fund, and Small-Company
Stock Fund. Transactions in capital shares were as follows:
	Shares Sold	Shares Issued In Reinvestment of Dividends	Total Shares Issued	Total Shares Redeemed	Net Increase (Decrease)
Period Ended June 30, 2026
In Dollars
Daily Income Fund	$47,348,162	$3,375,375	$50,723,537	$(49,002,187)	$1,721,350
Short-Term Government Securities Fund	$7,602,963	$970,402	$8,573,365	$(6,515,193)	$2,058,172
Short-Term Bond Fund	$20,767,362	$7,626,539	$28,393,901	$(29,886,060)	$(1,492,159)
Intermediate Bond Fund	$16,059,351	$2,621,250	$18,680,601	$(9,438,058)	$9,242,543
Stock Index Fund	$18,366,486	$605,934	$18,972,420	$(20,540,004)	$(1,567,584)
Value Fund	$35,813,153	$17,311,735	$53,124,888	$(72,006,033)	$(18,881,145)
Growth Fund	$17,193,527	$6,620,176	$23,813,703	$(27,605,676)	$(3,791,973)
International Equity Fund	$7,779,680	$1,437,332	$9,217,012	$(7,824,434)	$1,392,578
Small-Company Stock Fund	$7,692,568	$9,146,774	$16,839,342	$(18,475,246)	$(1,635,904)
In Shares
Daily Income Fund	47,348,162	3,375,374	50,723,536	(49,002,187)	1,721,349
Short-Term Government Securities Fund	1,511,077	192,851	1,703,928	(1,294,044)	409,884
Short-Term Bond Fund	4,178,260	1,534,133	5,712,393	(6,011,136)	(298,743)
Intermediate Bond Fund	3,488,300	567,953	4,056,253	(2,049,980)	2,006,273
Stock Index Fund	364,699	11,277	375,976	(406,040)	(30,064)
Value Fund	644,489	302,917	947,406	(1,296,487)	(349,081)
Growth Fund	946,196	353,076	1,299,272	(1,516,801)	(217,529)
International Equity Fund	692,899	120,988	813,887	(693,397)	120,490
Small-Company Stock Fund	304,309	347,918	652,227	(732,692)	(80,465)
Notes to Financial Statements
58

Notes to Financial Statements | (Unaudited) | (Continued)

	Shares Sold	Shares Issued In Reinvestment of Dividends	Total Shares Issued	Total Shares Redeemed	Net Increase (Decrease)
Year Ended December 31, 2025
In Dollars
Daily Income Fund	$75,741,511	$8,149,083	$83,890,594	$(91,484,130)	$(7,593,536)
Short-Term Government Securities Fund	$11,499,878	$1,845,391	$13,345,269	$(10,618,998)	$2,726,271
Short-Term Bond Fund	$31,843,108	$16,220,528	$48,063,636	$(63,638,749)	$(15,575,113)
Intermediate Bond Fund	$19,312,322	$5,122,951	$24,435,273	$(25,739,298)	$(1,304,025)
Stock Index Fund	$27,706,907	$5,179,700	$32,886,607	$(36,424,498)	$(3,537,891)
Value Fund	$58,408,076	$104,133,021	$162,541,097	$(133,083,972)	$29,457,125
Growth Fund	$41,190,728	$59,232,135	$100,422,863	$(54,212,050)	$46,210,813
International Equity Fund	$8,815,856	$9,486,775	$18,302,631	$(12,315,832)	$5,986,799
Small-Company Stock Fund	$11,475,230	$20,233,260	$31,708,490	$(44,797,915)	$(13,089,425)
In Shares
Daily Income Fund	75,741,513	8,149,083	83,890,596	(91,484,130)	(7,593,534)
Short-Term Government Securities Fund	2,288,637	366,495	2,655,132	(2,117,530)	537,602
Short-Term Bond Fund	6,403,783	3,257,598	9,661,381	(12,817,637)	(3,156,256)
Intermediate Bond Fund	4,206,199	1,113,485	5,319,684	(5,637,656)	(317,972)
Stock Index Fund	630,730	107,361	738,091	(816,207)	(78,116)
Value Fund	1,108,708	1,968,249	3,076,957	(2,520,500)	556,457
Growth Fund	2,154,017	3,194,729	5,348,746	(2,832,540)	2,516,206
International Equity Fund	827,000	913,316	1,740,316	(1,164,133)	576,183
Small-Company Stock Fund	466,022	833,175	1,299,197	(1,797,783)	(498,586)
8.
Principal Risks
Investing in the Funds involves risks which include, but are not limited to, those listed below. The below risks, and other risks applicable to the Funds are further described in the Funds' Prospectus and Statement of Additional Information.
Asset-Backed and Mortgage-Backed Securities Risk The risk that defaults, or perceived increases in the risk of defaults, on the obligations underlying asset-backed and mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations (“CMOs”), significant credit downgrades and illiquidity may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity resulting in the Fund having to reinvest proceeds at a lower interest rate) and extension risk (when rates of repayment of principal are slower than expected, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security) than do other types of fixed income securities. Additionally, if a fund purchases an asset-backed security at a premium, faster than expected prepayments may result in a loss of principal because the premium paid may not be fully recovered before the underlying loans are repaid. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Debt Securities Risk--Credit Risk The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.
Debt Securities Risk--Interest Rate Risk The risk that debt instruments will change in value because of actual or expected changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration, which means the value of the debt instrument will generally decline if interest rates
59
Notes to Financial Statements

Notes to Financial Statements | (Unaudited) | (Continued)
increase. The value of debt instruments will also generally decline if inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Inflation rates may change frequently and significantly as a result of changes in the domestic or global economy or changes in fiscal or monetary policies.
Currency Risk Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar or other currencies, adversely affecting the value of the Fund’s investments. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Because the Fund’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the
Fund’s holdings rise.
Equity Securities Risk Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) impacting the issuer's competitive position, cybersecurity incidents, financial leverage and labor and supply shortages, among others.
Foreign Risk A fixed-income Fund may invest in U.S. dollar-denominated debt securities of foreign issuers. These securities (also known as Yankee Bonds) may respond negatively to adverse foreign political or economic developments. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions. Investments in fixed-income securities with very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity. An equity Fund may invest in foreign equity securities. Foreign securities may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments and may exhibit more extreme changes in value than securities of U.S. companies. In the case of foreign companies not registered in the U.S., there is generally less publicly available information regarding the issuer. These conditions may have an impact on rating organizations’ and a Fund manager’s ability to accurately assess and monitor an issuer’s financial condition.
In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, legal, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. The securities of some non-U.S. entities are less liquid and at times more volatile than securities of comparable U.S. entities, and could become subject to sanctions or embargoes that adversely affect the Fund’s investment. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.
Because non-U.S. securities are typically denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets, to the extent they are non-U.S. dollar denominated, may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies.
Growth Style Risk The risk that returns on stocks within the growth style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Growth stocks can be volatile, as these companies usually invest a high portion of earnings in their business and therefore may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
Index Fund Risk An index fund has operating and other expenses while an index does not. As a result, while an index fund will attempt to track its underlying index as closely as possible, it will tend to underperform the index to some degree over time.
If an index fund is properly correlated to its stated index, the Fund will perform poorly when the index performs poorly.
Investments in Small- and Mid-Sized Companies Risk Investment in smaller and medium-sized companies may involve greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently
Notes to Financial Statements
60

Notes to Financial Statements | (Unaudited) | (Continued)
and in limited volume. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if a Fund wishes to sell a large quantity of a small or medium-sized company’s shares, it may have to sell at a lower price than it believes is reflective of the value of the shares, or it may have to sell in smaller quantities than desired and over a period of time. These companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly available information about smaller companies than larger companies. In addition, these companies may have been recently organized and may have little or no track record of success. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks. Generally, the smaller the company size, the greater these risks become.
Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental policies, actions or intervention, political, economic or market developments such as tariffs, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets. During those periods of high volatility, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.
Money Market Fund Risk Although the Daily Income Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress.  The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Directors may implement procedures to impose a fee upon the sale of your shares if the
Board determines it is in the best interest of the Fund, the Board has not elected to do so at this time.
Value Style Risk The risk that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Investments in value securities may be subject to risks that (1) the issuer's potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.
9.
Subsequent Events
Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in these financial statements.
61
Notes to Financial Statements

Changes In and Disagreements With Accountants (Unaudited)

There were no changes in or disagreements with accountants during the period.
    62

Proxy Disclosures (Unaudited)

There were no matters submitted to a vote of shareholders during the period.
63

Renumeration Paid to Directors, Officers, and Others (Unaudited)

See Directors, Officers, and Board meeting expenses in the statement of operations in the financial statements.
    64

Basis For the Board's Approval of Investment Advisory Contracts (Unaudited)

Not applicable for this period.
65

Appendix
S&P 500 Index Master Portfolio
    66

homesteadfunds.com | 800.258.3030 | 4301 Wilson Blvd. | Arlington, VA | 22203
This report is authorized for distribution to shareholders and others who have received a copy of the prospectus.
Distributor:  Homestead Financial Services Corp.

Schedule of Investments (unaudited)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)(b)	71,550	$ 40,111,646
Boeing Co.(a)	720,366	155,937,628
General Dynamics Corp.	232,105	82,220,875
General Electric Co.	954,565	356,749,578
Honeywell Aerospace, Inc.(a)	291,524	64,450,126
Howmet Aerospace, Inc.	367,513	98,809,545
Huntington Ingalls Industries, Inc.	36,487	10,212,346
L3Harris Technologies, Inc.	172,603	50,156,706
Lockheed Martin Corp.	186,076	94,798,279
Northrop Grumman Corp.	122,653	62,468,400
RTX Corp.	1,233,447	234,021,899
Textron, Inc.	163,640	15,010,697
TransDigm Group, Inc.	50,978	67,904,735
		1,332,852,460
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	108,788	20,489,132
Expeditors International of Washington, Inc.	120,249	19,598,182
FedEx Corp.	198,921	62,288,133
United Parcel Service, Inc., Class B	682,287	73,345,852
		175,721,299
Automobile Components — 0.0%
Aptiv PLC(a)	201,151	12,346,648
Automobiles — 2.0%
Ford Motor Co.	3,612,415	50,212,568
General Motors Co.	823,823	63,500,277
Tesla, Inc.(a)	2,575,763	1,083,365,918
		1,197,078,763
Banks — 3.4%
Bank of America Corp.	5,973,356	340,361,825
Citigroup, Inc.	1,560,459	218,401,842
Citizens Financial Group, Inc.	377,917	26,480,644
Fifth Third Bancorp	837,175	47,191,555
Huntington Bancshares, Inc.	1,878,717	33,309,652
JPMorgan Chase & Co.	2,451,525	802,457,678
KeyCorp	851,967	19,637,839
M&T Bank Corp.	132,387	31,509,430
PNC Financial Services Group, Inc.	370,559	91,239,037
Regions Financial Corp.	795,973	24,038,385
Truist Financial Corp.	1,139,873	56,788,473
U.S. Bancorp	1,420,094	85,773,678
Wells Fargo & Co.	2,799,813	231,376,546
		2,008,566,584
Beverages — 1.0%
Brown-Forman Corp., Class B	171,896	4,581,028
Coca-Cola Co.	3,542,765	287,920,511
Constellation Brands, Inc., Class A	130,510	18,152,636
Keurig Dr. Pepper, Inc.	1,243,512	40,700,148
Molson Coors Beverage Co., Class B	132,486	5,161,655
Monster Beverage Corp.(a)	648,206	62,305,561
PepsiCo, Inc.	1,255,346	169,973,848
		588,795,387
Biotechnology — 1.6%
AbbVie, Inc.	1,616,466	406,767,504
Amgen, Inc.	494,973	179,239,623
Biogen, Inc.(a)	134,491	29,058,126
Gilead Sciences, Inc.	1,138,966	143,896,964
Incyte Corp.(a)	148,392	16,821,717
Security	Shares	Value
Biotechnology (continued)
Moderna, Inc.(a)(b)	316,532	$ 22,166,736
Regeneron Pharmaceuticals, Inc.	91,420	57,004,027
Vertex Pharmaceuticals, Inc.(a)	231,988	115,235,399
		970,190,096
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	8,956,075	2,134,590,915
eBay, Inc.	406,222	45,395,309
		2,179,986,224
Building Products — 0.5%
A.O. Smith Corp.	105,329	6,606,235
Allegion PLC	80,857	11,359,600
Builders FirstSource, Inc.(a)	101,737	9,103,427
Carrier Global Corp.	715,272	52,465,201
Johnson Controls International PLC	558,197	81,558,164
Lennox International, Inc.	29,620	16,970,779
Masco Corp.	177,790	14,466,772
Trane Technologies PLC	202,390	99,405,872
		291,936,050
Capital Markets — 2.9%
Ameriprise Financial, Inc.	83,206	38,171,585
Ares Management Corp., Class A	189,412	21,083,450
Bank of New York Mellon Corp.	627,223	90,702,718
Blackrock, Inc.(c)	132,085	127,007,653
Blackstone, Inc., Class A	677,352	79,704,010
Cboe Global Markets, Inc.	96,312	23,372,033
Charles Schwab Corp.	1,495,692	138,007,501
CME Group, Inc., Class A	331,302	73,161,421
Coinbase Global, Inc., Class A(a)(b)	203,266	29,715,457
FactSet Research Systems, Inc.(b)	34,333	7,899,337
Franklin Resources, Inc.	275,817	9,176,432
Goldman Sachs Group, Inc.	269,906	272,974,831
Interactive Brokers Group, Inc., Class A	403,538	35,123,947
Intercontinental Exchange, Inc.	519,992	64,016,215
Invesco Ltd.	420,219	11,089,579
KKR & Co., Inc., Class A	626,366	57,487,871
Moody’s Corp.	137,459	62,257,930
Morgan Stanley	1,096,742	229,262,948
MSCI, Inc., Class A	66,753	37,384,350
Nasdaq, Inc.	414,484	32,669,629
Northern Trust Corp.	166,099	28,874,650
Raymond James Financial, Inc.	160,866	24,456,458
Robinhood Markets, Inc., Class A(a)	720,195	72,221,155
S&P Global, Inc.	277,402	112,974,738
State Street Corp.	255,184	43,279,206
T. Rowe Price Group, Inc.	194,787	22,145,334
		1,744,220,438
Chemicals — 1.0%
Air Products and Chemicals, Inc.	204,384	59,921,301
Albemarle Corp.	108,311	14,625,234
CF Industries Holdings, Inc.	143,948	15,583,810
Corteva, Inc.	617,361	52,284,303
Dow, Inc.	659,194	18,035,548
DuPont de Nemours, Inc.	121,192	16,438,483
Ecolab, Inc.	232,453	64,763,730
International Flavors & Fragrances, Inc.	235,123	18,626,444
Linde PLC	423,008	219,515,772
LyondellBasell Industries NV, Class A	240,310	12,652,322
Mosaic Co.	295,160	6,254,440
Master Portfolio Schedule of Investments
1

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	198,426	$ 24,067,090
Sherwin-Williams Co.	208,440	71,770,061
		594,538,538
Commercial Services & Supplies — 0.4%
Cintas Corp.	309,905	52,708,643
Copart, Inc.(a)	806,763	22,742,649
Republic Services, Inc., Class A	180,952	38,557,252
Rollins, Inc.	276,564	11,543,781
Veralto Corp.	230,462	20,437,370
Waste Management, Inc.	338,015	75,336,783
		221,326,478
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	944,692	160,484,277
Ciena Corp.(a)	128,820	63,193,939
Cisco Systems, Inc.	3,613,817	424,478,945
F5, Inc.(a)	52,820	21,971,007
Lumentum Holdings, Inc.(a)	71,180	61,076,711
Motorola Solutions, Inc.	151,355	62,856,218
		794,061,097
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	32,141	63,701,855
EMCOR Group, Inc.	40,918	33,957,030
Quanta Services, Inc.	137,969	99,343,199
		197,002,084
Construction Materials — 0.2%
CRH PLC	611,346	65,414,022
Martin Marietta Materials, Inc.	55,520	32,018,384
Vulcan Materials Co.	117,893	34,779,614
		132,212,020
Consumer Finance — 0.5%
American Express Co.	486,931	164,704,411
Capital One Financial Corp.	569,314	114,215,775
Synchrony Financial	307,750	23,404,387
		302,324,573
Consumer Staples Distribution & Retail — 1.7%
Casey’s General Stores, Inc.	33,774	26,843,238
Costco Wholesale Corp.	405,905	379,711,950
Dollar General Corp.	201,488	23,193,284
Dollar Tree, Inc.(a)	166,838	20,179,056
Kroger Co.	512,055	28,434,414
Sysco Corp.	434,361	36,303,892
Target Corp.	419,458	54,785,409
Walmart, Inc.	4,011,029	454,289,145
		1,023,740,388
Containers & Packaging — 0.2%
Amcor PLC	416,860	18,070,881
Avery Dennison Corp.	72,987	11,849,439
Ball Corp.	234,159	14,611,522
International Paper Co.	486,245	18,525,935
Packaging Corp. of America	81,722	19,472,718
Smurfit WestRock PLC	486,648	22,512,336
		105,042,831
Distributors — 0.0%
Genuine Parts Co.	127,142	15,000,213
Security	Shares	Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	6,357,140	$ 131,592,798
Comcast Corp., Class A	3,258,103	79,986,429
Verizon Communications, Inc.	3,820,282	161,750,740
		373,329,967
Electric Utilities — 1.4%
Alliant Energy Corp.	237,994	18,156,562
American Electric Power Co., Inc.	499,516	68,338,784
Constellation Energy Corp.	289,116	71,807,741
Duke Energy Corp.	715,111	90,518,750
Edison International	354,532	26,394,907
Entergy Corp.	416,863	47,880,884
Evergy, Inc.	211,153	18,249,954
Eversource Energy	353,920	25,577,798
Exelon Corp.	931,706	43,436,134
FirstEnergy Corp.	478,825	22,763,341
NextEra Energy, Inc.	1,910,300	167,667,031
NRG Energy, Inc.	194,023	28,338,999
PG&E Corp.	2,028,414	34,117,924
Pinnacle West Capital Corp.	110,533	11,827,031
PPL Corp.	681,022	24,755,150
Southern Co.	1,018,062	97,438,714
Xcel Energy, Inc.	546,706	43,900,492
		841,170,196
Electrical Equipment — 1.3%
AMETEK, Inc.	211,744	51,229,343
Eaton Corp. PLC	354,399	151,016,502
Emerson Electric Co.	513,184	73,462,289
GE Vernova, Inc.	245,856	288,846,380
Generac Holdings, Inc.(a)	54,235	15,880,550
Hubbell, Inc., Class B	47,083	24,633,826
Rockwell Automation, Inc.	102,183	50,588,760
Vertiv Holdings Co., Class A	352,601	118,057,867
		773,715,517
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	1,127,779	198,849,993
CDW Corp./DE	112,689	15,848,581
Coherent Corp.(a)	178,993	70,607,369
Corning, Inc.	717,235	183,203,336
Flex Ltd.(a)	336,390	54,518,727
Jabil, Inc.	95,574	36,841,866
Keysight Technologies, Inc.(a)	158,616	55,526,703
TE Connectivity PLC	267,508	53,932,288
Teledyne Technologies, Inc.(a)	41,860	27,916,434
Zebra Technologies Corp., Class A(a)	42,182	11,104,833
		708,350,130
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	909,150	50,457,825
Halliburton Co.	757,278	25,709,588
SLB Ltd.	1,381,549	64,228,213
		140,395,626
Entertainment — 1.0%
Electronic Arts, Inc.	205,636	42,163,605
Live Nation Entertainment, Inc.(a)	145,018	26,554,246
Netflix, Inc.(a)	3,852,523	275,070,142
Take-Two Interactive Software, Inc.(a)	160,724	40,177,786
TKO Group Holdings, Inc., Class A	56,316	11,336,974
2
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Walt Disney Co.	1,588,760	$ 152,918,150
Warner Bros Discovery, Inc., Class A(a)	2,266,949	60,436,860
		608,657,763
Financial Services — 3.3%
Apollo Global Management, Inc.	426,507	50,460,043
Berkshire Hathaway, Inc., Class B(a)	1,677,337	839,322,662
Block, Inc., Class A(a)	495,598	37,665,448
Corpay, Inc.(a)	59,801	19,929,879
Fidelity National Information Services, Inc.	468,824	18,227,877
Fiserv, Inc.(a)	489,803	24,024,837
Global Payments, Inc.	210,263	15,256,683
Jack Henry & Associates, Inc.	65,638	9,040,978
Mastercard, Inc., Class A	738,220	379,149,792
PayPal Holdings, Inc.	807,051	34,848,462
Visa, Inc., Class A	1,518,494	520,980,107
		1,948,906,768
Food Products — 0.4%
Archer-Daniels-Midland Co.	439,711	33,593,921
Bunge Global SA	120,893	12,902,910
General Mills, Inc.	483,356	16,820,789
Hershey Co.	137,089	24,052,265
Hormel Foods Corp.	265,222	6,582,810
J.M. Smucker Co.	96,634	10,871,325
Kraft Heinz Co.	759,095	17,929,824
McCormick & Co., Inc.	233,198	11,757,843
Mondelez International, Inc., Class A	1,178,894	68,187,229
Tyson Foods, Inc., Class A	265,785	15,216,191
		217,915,107
Gas Utilities — 0.1%
Atmos Energy Corp.	151,782	26,147,485
Ground Transportation — 0.8%
CSX Corp.	1,699,729	80,788,119
Fedex Freight Holding Co., Inc.(a)	99,460	15,018,460
JB Hunt Transport Services, Inc.	66,298	19,188,630
Norfolk Southern Corp.	205,178	64,546,947
Old Dominion Freight Line, Inc.	165,038	35,747,231
Uber Technologies, Inc.(a)	1,862,400	134,390,784
Union Pacific Corp.	544,725	148,165,200
		497,845,371
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	1,598,876	145,082,008
Align Technology, Inc.(a)	57,886	9,763,053
Baxter International, Inc.(b)	484,238	10,323,954
Becton Dickinson & Co.	252,096	38,149,688
Boston Scientific Corp.(a)	1,367,293	58,356,065
Cooper Cos., Inc.(a)	182,897	13,115,544
Dexcom, Inc.(a)	346,416	23,331,118
Edwards Lifesciences Corp.(a)	528,879	47,842,394
GE HealthCare Technologies, Inc.(a)	421,182	26,959,860
IDEXX Laboratories, Inc.(a)	72,607	38,223,229
Insulet Corp.(a)	64,441	9,811,142
Intuitive Surgical, Inc.(a)	323,024	128,460,184
Medtronic PLC	1,177,523	92,117,624
ResMed, Inc.	129,288	25,195,646
Solventum Corp.(a)	131,883	10,174,774
STERIS PLC	91,043	19,170,925
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	315,749	$ 99,410,415
Zimmer Biomet Holdings, Inc.	182,436	15,705,915
		811,193,538
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	214,714	51,007,458
Cencora, Inc., Class A	177,077	50,109,249
Centene Corp.(a)	426,493	27,376,586
Cigna Group	243,466	67,118,707
CVS Health Corp.	1,166,552	120,679,804
DaVita, Inc.(a)	30,788	6,849,714
Elevance Health, Inc.	198,685	76,837,450
HCA Healthcare, Inc.	141,728	55,258,330
Henry Schein, Inc.(a)	94,222	7,869,421
Humana, Inc.	110,981	44,083,873
Labcorp Holdings, Inc.	72,498	20,299,440
McKesson Corp.	109,976	83,097,866
Quest Diagnostics, Inc.	102,406	21,704,952
UnitedHealth Group, Inc.	830,000	344,972,900
Universal Health Services, Inc., Class B	47,889	7,120,615
		984,386,365
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	143,991	7,609,924
Healthpeak Properties, Inc.	628,417	13,448,124
Ventas, Inc.	435,757	38,695,222
Welltower, Inc.	640,951	145,476,648
		205,229,918
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	139,569	24,769,310
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	570,462	13,525,654
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)	380,006	54,378,859
Booking Holdings, Inc.	708,948	126,362,891
Carnival Corp. Ltd.	1,176,991	33,626,633
Chipotle Mexican Grill, Inc., Class A(a)	1,172,533	39,866,122
Darden Restaurants, Inc.	102,584	21,133,330
Domino’s Pizza, Inc.	28,550	8,451,942
DoorDash, Inc., Class A(a)(b)	343,107	63,313,535
Expedia Group, Inc.	107,074	27,398,095
Hilton Worldwide Holdings, Inc.	208,279	68,827,878
Las Vegas Sands Corp.	282,357	13,042,070
Marriott International, Inc., Class A	200,240	74,206,942
McDonald’s Corp.	649,732	175,629,057
MGM Resorts International(a)	184,318	8,812,244
Norwegian Cruise Line Holdings Ltd.(a)(b)	409,414	8,642,729
Royal Caribbean Cruises Ltd.	230,375	73,150,974
Starbucks Corp.	1,049,613	107,259,952
Wynn Resorts Ltd.	73,004	7,087,958
Yum! Brands, Inc.	248,279	39,689,881
		950,881,092
Household Durables — 0.2%
D.R. Horton, Inc.	239,531	39,014,809
Garmin Ltd.	151,666	36,026,742
Lennar Corp., Class A	193,432	17,503,662
NVR, Inc.(a)	2,414	16,447,547
PulteGroup, Inc.	177,820	24,398,682
		133,391,442
Master Portfolio Schedule of Investments
3

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products — 0.8%
Church & Dwight Co., Inc.	212,419	$ 20,579,153
Clorox Co.	114,557	10,933,320
Colgate-Palmolive Co.	736,318	67,505,634
Kimberly-Clark Corp.	306,850	33,682,925
Procter & Gamble Co.	2,128,950	312,189,228
		444,890,260
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	654,933	9,601,318
Vistra Corp.	289,416	45,910,060
		55,511,378
Industrial Conglomerates — 0.2%
3M Co.	477,190	77,261,833
Honeywell International, Inc.	291,524	65,272,224
		142,534,057
Industrial REITs — 0.2%
Prologis, Inc.	852,094	115,433,174
Insurance — 1.6%
Aflac, Inc.	419,110	49,140,648
Allstate Corp.	233,720	55,611,337
American International Group, Inc.	477,100	35,558,263
Aon PLC, Class A	195,405	64,813,884
Arch Capital Group Ltd.(a)	316,920	30,760,255
Arthur J Gallagher & Co.	236,297	54,246,702
Assurant, Inc.	45,724	12,278,266
Brown & Brown, Inc.	271,576	17,421,600
Chubb Ltd.	330,019	112,450,674
Cincinnati Financial Corp.	142,568	26,395,040
Erie Indemnity Co., Class A	22,524	5,400,129
Everest Group Ltd.	35,878	12,816,698
Globe Life, Inc.	70,064	12,519,036
Hartford Insurance Group, Inc.	254,580	33,736,942
Loews Corp.	159,173	18,019,975
Marsh & McLennan Cos., Inc.	440,075	73,347,300
MetLife, Inc.	492,105	41,637,004
Principal Financial Group, Inc.	178,649	19,254,789
Progressive Corp.	534,618	116,787,302
Prudential Financial, Inc.	317,015	34,215,429
Travelers Cos., Inc.	194,552	64,225,506
W.R. Berkley Corp.	277,622	19,580,680
Willis Towers Watson PLC	87,478	22,864,125
		933,081,584
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	5,364,762	1,917,204,996
Alphabet, Inc., Class C	4,324,259	1,527,890,432
Meta Platforms, Inc., Class A	2,009,041	1,131,672,705
		4,576,768,133
IT Services — 0.6%
Accenture PLC, Class A	566,024	70,436,027
Akamai Technologies, Inc.(a)	129,553	15,314,460
Cognizant Technology Solutions Corp., Class A	444,143	17,201,658
Gartner, Inc.(a)(b)	57,529	7,456,909
GoDaddy, Inc., Class A(a)	123,327	10,467,996
International Business Machines Corp.	859,232	241,624,631
VeriSign, Inc.	74,670	18,783,985
		381,285,666
Leisure Products — 0.0%
Hasbro, Inc.	122,350	10,104,887
Security	Shares	Value
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	256,693	$ 34,096,531
Bio-Techne Corp.	141,448	9,993,301
Charles River Laboratories International, Inc.(a)(b)	45,617	10,345,480
Danaher Corp.	574,592	109,448,284
IQVIA Holdings, Inc.(a)	150,824	29,142,213
Mettler-Toledo International, Inc.(a)(b)	18,522	23,662,040
Revvity, Inc.(b)	107,107	11,916,725
Thermo Fisher Scientific, Inc.	340,002	170,463,403
Waters Corp.(a)	90,810	34,057,382
West Pharmaceutical Services, Inc.	66,235	23,778,365
		456,903,724
Machinery — 1.9%
Caterpillar, Inc.	421,403	448,752,055
Cummins, Inc.	125,770	89,700,422
Deere & Co.	229,193	145,383,995
Dover Corp.	120,813	27,095,939
Fortive Corp.	270,466	16,522,768
IDEX Corp.	68,305	15,501,820
Illinois Tool Works, Inc.	241,187	65,233,848
Ingersoll Rand, Inc.	331,207	27,155,662
Nordson Corp.	49,068	14,803,325
Otis Worldwide Corp.	351,718	25,183,009
PACCAR, Inc.	483,040	58,022,765
Parker-Hannifin Corp.	115,281	112,758,652
Pentair PLC	150,906	11,568,454
Snap-on, Inc.	48,128	19,366,707
Stanley Black & Decker, Inc.	142,291	13,392,429
Westinghouse Air Brake Technologies Corp.	157,111	42,357,125
Xylem, Inc.	214,109	25,309,825
		1,158,108,800
Media — 0.1%
Charter Communications, Inc., Class A(a)(b)	80,397	11,433,257
EchoStar Corp., Class A(a)(b)	122,679	12,451,919
Fox Corp., Class A	178,569	9,314,159
Fox Corp., Class B	127,857	5,988,822
News Corp., Class A	352,059	8,741,625
News Corp., Class B	99,007	2,778,136
Omnicom Group, Inc.	260,756	18,990,859
Paramount Skydance Corp., Class B(b)	287,123	2,831,033
Trade Desk, Inc., Class A(a)	410,022	7,413,198
		79,943,008
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,318,925	82,947,193
Newmont Corp.	976,720	91,225,648
Nucor Corp.	207,337	46,184,317
Steel Dynamics, Inc.	121,973	27,987,925
		248,345,083
Multi-Utilities — 0.6%
Ameren Corp.	257,242	29,078,636
CenterPoint Energy, Inc.	603,809	26,591,748
CMS Energy Corp.	272,918	20,878,227
Consolidated Edison, Inc.	329,364	36,437,539
Dominion Energy, Inc.	789,883	53,941,110
DTE Energy Co.	193,135	29,427,980
NiSource, Inc.	429,563	20,425,721
Public Service Enterprise Group, Inc.	463,189	37,592,419
Sempra	601,529	55,767,754
WEC Energy Group, Inc.	303,249	35,410,386
		345,551,520
4
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs — 0.0%
BXP, Inc.	134,395	$ 8,911,733
Oil, Gas & Consumable Fuels — 2.7%
APA Corp.	324,572	10,571,310
Chevron Corp.	1,712,814	283,916,049
ConocoPhillips	1,113,103	115,718,188
Devon Energy Corp.	1,067,262	44,099,266
Diamondback Energy, Inc.	178,077	31,302,375
EOG Resources, Inc.	487,310	63,218,726
EQT Corp.	579,305	30,801,647
Expand Energy Corp.	220,734	20,128,733
Exxon Mobil Corp.	3,792,274	518,479,701
Kinder Morgan, Inc.	1,780,989	56,938,218
Marathon Petroleum Corp.	267,098	68,288,946
Occidental Petroleum Corp.	662,426	32,174,031
ONEOK, Inc.	576,231	50,097,523
Phillips 66	368,199	62,244,041
Targa Resources Corp.	197,294	52,902,413
Texas Pacific Land Corp.	53,357	23,351,158
Valero Energy Corp.	271,669	70,753,474
Williams Cos., Inc.	1,122,914	83,477,427
		1,618,463,226
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	591,602	55,409,443
Southwest Airlines Co.	447,758	23,023,717
United Airlines Holdings, Inc.(a)	293,674	39,936,727
		118,369,887
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	228,874	18,069,602
Kenvue, Inc.	1,786,972	34,149,035
		52,218,637
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	1,873,764	107,966,282
Eli Lilly & Co.	723,755	868,093,460
Johnson & Johnson	2,202,399	559,343,274
Merck & Co., Inc.	2,259,679	290,368,751
Pfizer, Inc.	5,222,987	125,769,527
Viatris, Inc.	1,077,378	17,108,762
Zoetis, Inc., Class A	379,759	27,289,482
		1,995,939,538
Professional Services — 0.3%
Automatic Data Processing, Inc.	364,482	81,625,744
Broadridge Financial Solutions, Inc.	104,938	14,371,259
Equifax, Inc.	108,232	17,178,583
Jacobs Solutions, Inc.	110,662	13,943,412
Leidos Holdings, Inc.	120,007	12,357,121
Paychex, Inc.	293,403	28,850,317
Verisk Analytics, Inc., Class A	119,874	21,520,979
		189,847,415
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	269,148	36,251,544
CoStar Group, Inc.	389,138	11,020,388
		47,271,932
Residential REITs — 0.2%
AvalonBay Communities, Inc.	129,937	24,517,812
Camden Property Trust	87,741	10,045,467
Equity Residential	317,431	21,563,088
Essex Property Trust, Inc.	59,973	17,487,527
Security	Shares	Value
Residential REITs (continued)
Invitation Homes, Inc.	478,366	$ 14,451,437
Mid-America Apartment Communities, Inc.	107,620	14,952,723
UDR, Inc.	278,417	11,114,407
		114,132,461
Retail REITs — 0.3%
Federal Realty Investment Trust	70,241	8,670,549
Kimco Realty Corp.	633,005	16,046,677
Realty Income Corp.	850,582	52,702,061
Regency Centers Corp.	151,604	12,088,903
Simon Property Group, Inc.	298,674	66,798,440
		156,306,630
Semiconductors & Semiconductor Equipment — 19.0%
Advanced Micro Devices, Inc.(a)	1,491,861	866,636,973
Analog Devices, Inc.	445,686	177,013,109
Applied Materials, Inc.	726,086	524,960,178
Broadcom, Inc.	4,331,819	1,636,344,627
First Solar, Inc.(a)	98,251	23,183,306
Intel Corp.(a)	4,317,184	602,808,402
KLA Corp.	1,195,135	360,584,181
Lam Research Corp.	1,144,166	495,801,453
Marvell Technology, Inc.	801,057	238,626,870
Microchip Technology, Inc.	502,355	45,814,776
Micron Technology, Inc.	1,031,781	1,190,974,490
Monolithic Power Systems, Inc.	44,847	61,994,699
NVIDIA Corp.	22,159,723	4,433,938,974
NXP Semiconductors NV	229,563	64,514,090
ON Semiconductor Corp.(a)	358,173	33,861,675
Qnity Electronics, Inc.	193,361	31,577,785
QUALCOMM, Inc.	964,320	178,196,693
Skyworks Solutions, Inc.	136,217	9,235,513
Teradyne, Inc.	144,456	69,893,591
Texas Instruments, Inc.	834,265	248,669,368
		11,294,630,753
Software — 7.4%
Adobe, Inc.(a)	369,809	75,818,241
AppLovin Corp., Class A(a)	246,153	126,825,410
Autodesk, Inc.(a)(b)	190,697	37,075,311
Cadence Design Systems, Inc.(a)	249,135	93,505,348
Crowdstrike Holdings, Inc., Class A(a)	231,796	176,892,799
Datadog, Inc., Class A(a)(b)	299,858	78,071,029
Fair Isaac Corp.(a)(b)	20,891	24,960,149
Fortinet, Inc.(a)	569,551	87,494,425
Gen Digital, Inc.	500,346	12,453,612
Intuit, Inc.	253,020	66,038,220
Microsoft Corp.	6,796,387	2,535,188,279
Oracle Corp.	1,552,489	227,517,263
Palantir Technologies, Inc., Class A(a)	2,100,375	245,050,751
Palo Alto Networks, Inc.(a)	743,000	253,377,860
PTC, Inc.(a)	110,124	12,511,188
Roper Technologies, Inc.	92,330	31,243,549
Salesforce, Inc.	748,450	117,252,177
ServiceNow, Inc.(a)	943,559	93,676,537
Synopsys, Inc.(a)	175,525	78,296,437
Trimble, Inc.(a)	220,982	11,309,859
Tyler Technologies, Inc.(a)	39,833	11,649,559
Workday, Inc., Class A(a)	183,312	22,441,055
		4,418,649,058
Specialized REITs — 0.7%
American Tower Corp.	424,845	69,491,897
Master Portfolio Schedule of Investments
5

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Crown Castle, Inc.	399,309	$ 30,239,670
Digital Realty Trust, Inc.	297,891	53,495,266
Equinix, Inc.	90,342	94,171,597
Extra Space Storage, Inc.	195,314	28,379,124
Iron Mountain, Inc.	274,612	34,686,242
Public Storage	144,303	45,933,088
SBA Communications Corp.	99,572	17,570,475
VICI Properties, Inc.	1,009,098	26,791,552
Weyerhaeuser Co.	672,914	16,109,561
		416,868,472
Specialty Retail — 1.5%
AutoZone, Inc.(a)	14,986	47,894,357
Best Buy Co., Inc.	172,937	13,122,459
Carvana Co., Class A(a)(b)	646,035	42,522,024
Home Depot, Inc.	911,281	321,390,583
Lowe’s Cos., Inc.	514,733	113,493,479
O’Reilly Automotive, Inc.(a)	757,676	69,774,383
Ross Stores, Inc.	296,208	63,047,873
TJX Cos., Inc.	1,011,726	153,276,489
Tractor Supply Co.	491,033	15,521,553
Ulta Beauty, Inc.(a)	38,671	17,439,847
Williams-Sonoma, Inc.	109,437	25,509,765
		882,992,812
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	13,437,683	3,888,327,953
Dell Technologies, Inc., Class C	264,667	114,193,224
Hewlett Packard Enterprise Co.	1,215,797	54,844,603
HP, Inc.	822,001	18,034,702
NetApp, Inc.	179,032	27,706,992
Sandisk Corp.(a)	135,715	308,579,267
Seagate Technology Holdings PLC	205,150	197,969,750
Super Micro Computer, Inc.(a)(b)	455,834	13,369,611
Western Digital Corp.(b)	312,045	199,309,382
		4,822,335,484
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)	129,396	12,847,729
Lululemon Athletica, Inc.(a)	97,502	11,132,778
NIKE, Inc., Class B	1,088,438	44,680,380
Ralph Lauren Corp., Class A	34,087	13,682,863
Tapestry, Inc.	182,186	26,668,387
		109,012,137
Tobacco — 0.6%
Altria Group, Inc.	1,527,808	109,925,786
Philip Morris International, Inc.	1,424,784	257,757,673
		367,683,459
Trading Companies & Distributors — 0.3%
Fastenal Co.	1,057,601	50,796,576
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	57,317	$ 64,933,856
WW Grainger, Inc.	39,377	53,568,471
		169,298,903
Water Utilities — 0.0%
American Water Works Co., Inc.	178,241	23,452,951
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	425,754	71,411,718
Total Common Stocks — 99.0% (Cost: $16,756,993,909)		58,973,011,900
Investment Companies
Capital Markets — 0.7%
iShares Core S&P 500 ETF(c)	565,085	423,186,506
Total Investment Companies — 0.7% (Cost: $389,096,395)		423,186,506
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR	204,261	2,043
Total Rights — 0.0% (Cost: $2,043)		2,043
Total Long-Term Investments — 99.7% (Cost: $17,146,092,347)		59,396,200,449
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	198,438,666	198,498,198
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	310,697,618	310,697,618
Total Short-Term Securities — 0.8% (Cost: $509,165,991)		509,195,816
Total Investments — 100.5% (Cost: $17,655,258,338)		59,905,396,265
Liabilities in Excess of Other Assets — (0.5)%		(309,097,163)
Net Assets — 100.0%		$ 59,596,299,102

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
6
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 123,410,950	$ 75,110,974 (a)	$ —	$ (23,990)	$ 264	$ 198,498,198	198,438,666	$ 145,010 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	320,214,713	—	(9,517,095)(a)	—	—	310,697,618	310,697,618	3,701,139	—
BlackRock, Inc.	140,901,698	1,749,719	(1,259,029)	(18,628)	(14,366,107)	127,007,653	132,085	1,518,026	—
iShares Core S&P 500 ETF	400,464,555	1,808,959,663	(1,841,348,555)	32,754,049	22,356,794	423,186,506	565,085	1,928,969	—
				$ 32,711,431	$ 7,990,951	$ 1,059,389,975		$ 7,293,144	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	922	09/18/26	$ 347,974	$ (192,148)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 192,148	$ —	$ —	$ —	$ 192,148

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 26,335,826	$ —	$ —	$ —	$ 26,335,826
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 205,322	$ —	$ —	$ —	$ 205,322
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$327,414,175
Master Portfolio Schedule of Investments
7

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 58,973,011,900	$ —	$ —	$ 58,973,011,900
Investment Companies	423,186,506	—	—	423,186,506
Rights	—	2,043	—	2,043
Short-Term Securities
Money Market Funds	509,195,816	—	—	509,195,816
	$59,905,394,222	$2,043	$—	$59,905,396,265
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (192,148)	$ —	$ —	$ (192,148)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
8
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
June 30, 2026

S&P 500 Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 58,846,006,290
Investments, at value — affiliated(c)	1,059,389,975
Cash	4,702,981
Cash pledged for futures contracts	25,648,000
Receivables:
Securities lending income — affiliated	24,420
Dividends — unaffiliated	26,378,797
Dividends — affiliated	674,257
Variation margin on futures contracts	2,212,813
Prepaid expenses	34,033
Total assets	59,965,071,566
LIABILITIES
Collateral on securities loaned	198,488,633
Payables:
Withdrawals to investors	169,840,274
Investment advisory fees	327,311
Trustees’ fees	59,803
Professional fees	56,443
Total liabilities	368,772,464
Commitments and contingent liabilities
NET ASSETS	$ 59,596,299,102
NET ASSETS CONSIST OF
Investors’ capital	$ 17,346,353,322
Net unrealized appreciation (depreciation)	42,249,945,780
NET ASSETS	$ 59,596,299,102
(a) Investments, at cost—unaffiliated	$16,706,865,616
(b) Securities loaned, at value	$195,777,898
(c) Investments, at cost—affiliated	$948,392,722
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
9

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

S&P 500 Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$317,488,857
Dividends — affiliated	7,148,134
Interest — unaffiliated	257,184
Securities lending income — affiliated — net	145,010
Foreign taxes withheld	(1,865,630)
Total investment income	323,173,555
EXPENSES
Investment advisory	2,179,691
Trustees	140,538
Professional	58,015
Total expenses excluding interest expense	2,378,244
Interest expense — unaffiliated	41,567
Total expenses	2,419,811
Less fees waived and/or reimbursed by the Manager	(283,907)
Total expenses after fees waived and/or reimbursed	2,135,904
Net investment income	321,037,651
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	26,751,364
Investments — affiliated	32,711,431
Futures contracts	26,335,826
85,798,621
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,143,920,474
Investments — affiliated	7,990,951
Futures contracts	205,322
5,152,116,747
Net realized and unrealized gain	5,237,915,368
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,558,953,019
See notes to financial statements.
10
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$321,037,651	$618,134,104
Net realized gain	85,798,621	384,647,170
Net change in unrealized appreciation (depreciation)	5,152,116,747	7,433,727,178
Net increase in net assets resulting from operations	5,558,953,019	8,436,508,452
CAPITAL TRANSACTIONS
Proceeds from contributions	5,742,915,066	12,025,654,213
Value of withdrawals	(5,691,851,806)	(12,927,785,073)
Net increase (decrease) in net assets derived from capital transactions	51,063,260	(902,130,860)
NET ASSETS
Total increase in net assets	5,610,016,279	7,534,377,592
Beginning of period	53,986,282,823	46,451,905,231
End of period	$59,596,299,102	$53,986,282,823
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
11

Financial Highlights
(unaudited)

S&P 500 Index Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	10.16%(a)	17.83%	24.94%	26.24%	(18.13)%	28.65%
Ratios to Average Net Assets(b)
Total expenses	0.01%(c)	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses after fees waived and/or reimbursed	0.01%(c)	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income	1.16%(c)	1.25%	1.36%	1.63%	1.60%	1.39%
Supplemental Data
Net assets, end of period (000)	$59,596,299	$53,986,283	$46,451,905	$36,026,381	$29,544,845	$34,489,286
Portfolio turnover rate	5%	14%	9%	10%	13%	6%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
12
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio intends to be diversified in approximately the same proportion as its underlying index is diversified. The Master Portfolio may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Master Portfolio crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
Master Portfolio Notes to Financial Statements
13

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional
14
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

required collateral is delivered to the Master Portfolio, or excess collateral is returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Bank PLC	$ 13,369,611	$ (13,105,543)	$ —	$ 264,068
BNP Paribas SA	9,225,495	(9,225,495)	—	—
BofA Securities, Inc.	4,331,689	(4,331,689)	—	—
Citigroup Global Markets, Inc.	13,131,305	(12,337,995)	—	793,310
Goldman Sachs & Co. LLC	1,156,195	(1,156,195)	—	—
HSBC Bank PLC	423,241	(423,241)	—	—
J.P. Morgan Securities LLC	26,137,790	(26,137,790)	—	—
Morgan Stanley	28,720,444	(28,720,444)	—	—
SG Americas Securities LLC	5,363,416	(5,227,376)	—	136,040
State Street Bank & Trust Co.	19,793,229	(19,793,229)	—	—
TD Securities (USA) LLC	14,518,744	(14,518,744)	—	—
UBS AG	17,096,035	(17,096,035)	—	—
Virtu Americas LLC	1,022,008	(1,022,008)	—	—
Wells Fargo Bank N.A.	41,488,696	(41,077,151)	—	411,545
	$ 195,777,898	$ (194,172,935)	$ —	$ 1,604,963

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Master Portfolio subsequent to period end in accordance with the
MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of
Master Portfolio Notes to Financial Statements
15

Notes to Financial Statements (unaudited) (continued)

cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc.(“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.007% of the average daily value of the Master Portfolio’s net assets. Prior to February 24, 2026, the Master Portfolio paid the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.
Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through June 30, 2027. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $198,553.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amounts waived were $71,314.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the six months ended June 30, 2026, the Manager waived $14,040 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
16
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock  Multi-Asset Complex in a calendar year exceeds a specific threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Master Portfolio for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026,  the Master Portfolio  paid BTC $56,416 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of  MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
S&P 500 Index Master Portfolio	$ 394,208,992	$ 163,275,009	$ (61,605,837)
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $3,241,518,902 and $2,836,885,595, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Index Master Portfolio	$ 17,523,682,795	$ 43,149,012,946	$ (767,491,624)	$ 42,381,521,322
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Master Portfolio Notes to Financial Statements
17

Notes to Financial Statements (unaudited) (continued)

Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
18
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
19

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were:  (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Fund (the “representative feeder fund”) for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the representative feeder fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the representative feeder fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of representative feeder fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the representative feeder fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
20
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable.  Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the performance of the Fund and the representative feeder fund and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the representative feeder fund’s performance as of December 31, 2025, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to its Performance Peers and the performance of the representative feeder fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund and the representative feeder fund, as applicable, throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the representative feeder fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the representative feeder fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the representative feeder fund’s Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Disclosure of Investment Advisory Agreement
21

Disclosure of Investment Advisory Agreement (continued)

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the representative feeder fund’s total expense ratio each ranked in the first quartile relative to the representative feeder fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
22
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
Glossary of Terms Used in these Financial Statements
23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Registrant’s board of trustees implemented after the Registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of the filing date of this Form N-CSR and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)  There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)  Not applicable.

(b)  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)  Not applicable.

(b)  Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99CERT.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b)  A certification by the Registrant’s Principal Executive Officer and Principal Financial Officer , as required by Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT.

(101)   Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOMESTEAD FUNDS TRUST

By:	/s/ Mark D. Santero
Mark D. Santero
President, Chief Executive Officer and Trustee (Principal Executive Officer)

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Santero
Mark D. Santero
President, Chief Executive Officer and Trustee (Principal Executive Officer)

Date:	September 3, 2026

By:	/s/ Amy M. DiMauro
Amy M. DiMauro
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2026